Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.9%)
U.S. Government Securities (0.9%)
	United States Treasury Note/Bond	1.625%	10/31/26	3,770	3,744
	United States Treasury Note/Bond	1.750%	11/15/29	230,376	229,837
Total U.S. Government and Agency Obligations (Cost $233,508)					233,581
Corporate Bonds (98.3%)
Finance (35.4%)
	Banking (24.3%)
	Ally Financial Inc.	4.625%	3/30/25	5,525	5,960
	American Express Co.	3.625%	12/5/24	18,774	19,801
	American Express Co.	4.200%	11/6/25	14,960	16,443
	American Express Co.	3.125%	5/20/26	6,710	7,007
	American Express Credit Corp.	3.300%	5/3/27	23,903	25,552
	Associated Banc-Corp	4.250%	1/15/25	500	529
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	9,470	10,188
	Banco Santander SA	5.179%	11/19/25	17,030	18,760
	Banco Santander SA	4.250%	4/11/27	12,436	13,382
	Banco Santander SA	3.800%	2/23/28	17,195	17,991
	Banco Santander SA	4.379%	4/12/28	23,860	26,062
	Banco Santander SA	3.306%	6/27/29	20,105	20,739
	Bank of America Corp.	4.000%	1/22/25	45,005	47,781
	Bank of America Corp.	3.950%	4/21/25	45,886	48,649
	Bank of America Corp.	3.875%	8/1/25	12,109	12,986
1	Bank of America Corp.	3.093%	10/1/25	4,208	4,336
1	Bank of America Corp.	3.366%	1/23/26	41,230	43,067
	Bank of America Corp.	4.450%	3/3/26	34,050	37,277
	Bank of America Corp.	3.500%	4/19/26	47,465	50,293
	Bank of America Corp.	6.220%	9/15/26	1,700	1,960
	Bank of America Corp.	4.250%	10/22/26	32,993	35,945
1	Bank of America Corp.	3.559%	4/23/27	32,550	34,246
	Bank of America Corp.	3.248%	10/21/27	45,739	47,699
	Bank of America Corp.	4.183%	11/25/27	27,712	30,007
1	Bank of America Corp.	3.824%	1/20/28	48,192	51,794
1	Bank of America Corp.	3.705%	4/24/28	30,963	32,999
1	Bank of America Corp.	3.593%	7/21/28	57,560	60,970
	Bank of America Corp.	3.419%	12/20/28	76,846	80,527
1	Bank of America Corp.	3.970%	3/5/29	36,070	39,184
1	Bank of America Corp.	4.271%	7/23/29	53,050	58,983
1	Bank of America Corp.	3.974%	2/7/30	49,325	53,916
1	Bank of America Corp.	3.194%	7/23/30	32,700	33,745
1	Bank of America Corp.	2.884%	10/22/30	27,500	27,637
1	Bank of Montreal	3.803%	12/15/32	17,600	18,194
	Bank of New York Mellon Corp.	3.000%	2/24/25	10,679	11,120
	Bank of New York Mellon Corp.	3.950%	11/18/25	12,150	13,293
	Bank of New York Mellon Corp.	2.800%	5/4/26	14,179	14,545
	Bank of New York Mellon Corp.	2.450%	8/17/26	13,785	13,869
	Bank of New York Mellon Corp.	3.250%	5/16/27	15,179	15,940
	Bank of New York Mellon Corp.	3.400%	1/29/28	20,327	21,707
1	Bank of New York Mellon Corp.	3.442%	2/7/28	10,550	11,228
	Bank of New York Mellon Corp.	3.850%	4/28/28	300	332

Bank of New York Mellon Corp.	3.000%	10/30/28	7,363	7,561
Bank of New York Mellon Corp.	3.300%	8/23/29	5,846	6,145
Bank of Nova Scotia	4.500%	12/16/25	11,555	12,587
Bank of Nova Scotia	2.700%	8/3/26	25,705	26,054
Bank One Corp.	7.625%	10/15/26	13,924	17,912
Bank One Corp.	8.000%	4/29/27	14,021	18,607
BankUnited Inc.	4.875%	11/17/25	6,400	6,991
Barclays plc	3.650%	3/16/25	38,212	39,440
Barclays plc	4.375%	1/12/26	37,281	39,980
Barclays plc	4.337%	1/10/28	21,049	22,472
1 Barclays plc	4.972%	5/16/29	14,711	16,471
BBVA USA	3.875%	4/10/25	14,005	14,715
BNP Paribas SA	4.250%	10/15/24	1	1
BPCE SA	3.375%	12/2/26	5,645	5,929
2 BPCE SA	3.250%	1/11/28	3,975	4,134
Capital One Financial Corp.	3.200%	2/5/25	12,570	12,956
Capital One Financial Corp.	4.250%	4/30/25	8,555	9,303
Capital One Financial Corp.	4.200%	10/29/25	24,512	26,219
Capital One Financial Corp.	3.750%	7/28/26	27,428	28,695
Capital One Financial Corp.	3.750%	3/9/27	24,485	25,920
Capital One Financial Corp.	3.800%	1/31/28	20,884	22,182
Citigroup Inc.	3.875%	3/26/25	12,135	12,753
Citigroup Inc.	3.300%	4/27/25	12,324	12,863
Citigroup Inc.	4.400%	6/10/25	42,905	46,356
Citigroup Inc.	5.500%	9/13/25	34,280	39,163
Citigroup Inc.	3.700%	1/12/26	29,046	30,909
Citigroup Inc.	4.600%	3/9/26	32,592	35,730
Citigroup Inc.	3.400%	5/1/26	31,325	32,882
Citigroup Inc.	3.200%	10/21/26	51,820	53,796
Citigroup Inc.	4.300%	11/20/26	23,126	25,145
Citigroup Inc.	4.450%	9/29/27	59,966	66,070
1 Citigroup Inc.	3.887%	1/10/28	47,557	50,984
Citigroup Inc.	6.625%	1/15/28	1,193	1,498
1 Citigroup Inc.	3.668%	7/24/28	43,976	46,642
Citigroup Inc.	4.125%	7/25/28	20,580	22,373
1 Citigroup Inc.	3.520%	10/27/28	40,184	42,343
1 Citigroup Inc.	4.075%	4/23/29	28,975	31,755
1 Citigroup Inc.	3.980%	3/20/30	34,725	37,818
Citizens Bank NA	3.750%	2/18/26	6,263	6,688
Citizens Financial Group Inc.	4.300%	12/3/25	15,162	16,324
Citizens Financial Group Inc.	2.850%	7/27/26	11,331	11,442
Comerica Bank	4.000%	7/27/25	4,100	4,386
Comerica Inc.	3.800%	7/22/26	159	168
Cooperatieve Rabobank UA	3.375%	5/21/25	10,877	11,539
Cooperatieve Rabobank UA	4.375%	8/4/25	19,428	21,087
Cooperatieve Rabobank UA	3.750%	7/21/26	32,791	34,228
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	38,233	40,269
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	34,770	38,499
1 Deutsche Bank AG	3.961%	11/26/25	15,400	15,513
Deutsche Bank AG	4.100%	1/13/26	8,278	8,279
Discover Bank	4.250%	3/13/26	3,893	4,214
Discover Bank	3.450%	7/27/26	20,578	21,247
Discover Bank	4.650%	9/13/28	14,495	16,248
Discover Financial Services	3.950%	11/6/24	7	7
Discover Financial Services	3.750%	3/4/25	12,495	13,163
Discover Financial Services	4.500%	1/30/26	10,075	11,004
Discover Financial Services	4.100%	2/9/27	14,111	15,110

Fifth Third Bancorp	2.375%	1/28/25	11,025	11,024
Fifth Third Bancorp	3.950%	3/14/28	9,572	10,520
Fifth Third Bank	3.950%	7/28/25	14,750	16,020
Fifth Third Bank	3.850%	3/15/26	12,786	13,586
FirstMerit Bank NA	4.270%	11/25/26	450	478
Goldman Sachs Group Inc.	3.500%	1/23/25	35,624	37,060
Goldman Sachs Group Inc.	3.750%	5/22/25	44,332	46,886
Goldman Sachs Group Inc.	4.250%	10/21/25	31,010	33,404
Goldman Sachs Group Inc.	3.750%	2/25/26	27,261	28,875
Goldman Sachs Group Inc.	3.500%	11/16/26	31,916	33,300
Goldman Sachs Group Inc.	5.950%	1/15/27	15,811	18,881
Goldman Sachs Group Inc.	3.850%	1/26/27	55,526	59,063
1 Goldman Sachs Group Inc.	3.691%	6/5/28	40,773	43,034
1 Goldman Sachs Group Inc.	3.814%	4/23/29	39,877	42,642
1 Goldman Sachs Group Inc.	4.223%	5/1/29	46,375	51,086
HSBC Holdings plc	4.250%	8/18/25	17,256	18,335
HSBC Holdings plc	4.300%	3/8/26	44,704	48,461
HSBC Holdings plc	3.900%	5/25/26	47,809	50,742
1 HSBC Holdings plc	4.292%	9/12/26	50,143	53,840
HSBC Holdings plc	4.375%	11/23/26	21,630	23,171
1 HSBC Holdings plc	4.041%	3/13/28	41,903	44,366
1 HSBC Holdings plc	4.583%	6/19/29	41,545	45,955
1 HSBC Holdings plc	3.973%	5/22/30	42,361	45,104
Huntington Bancshares Inc.	4.000%	5/15/25	10,801	11,625
ING Groep NV	3.950%	3/29/27	24,523	26,301
ING Groep NV	4.550%	10/2/28	21,320	24,032
ING Groep NV	4.050%	4/9/29	18,385	20,207
JPMorgan Chase & Co.	3.875%	9/10/24	1	1
JPMorgan Chase & Co.	3.125%	1/23/25	42,162	43,740
JPMorgan Chase & Co.	3.900%	7/15/25	51,899	55,791
1 JPMorgan Chase & Co.	2.301%	10/15/25	8,300	8,259
JPMorgan Chase & Co.	3.300%	4/1/26	40,837	42,843
JPMorgan Chase & Co.	3.200%	6/15/26	44,397	46,377
JPMorgan Chase & Co.	2.950%	10/1/26	36,159	37,224
JPMorgan Chase & Co.	4.125%	12/15/26	29,693	32,470
1 JPMorgan Chase & Co.	3.960%	1/29/27	26,869	29,053
JPMorgan Chase & Co.	4.250%	10/1/27	34,617	38,274
JPMorgan Chase & Co.	3.625%	12/1/27	19,905	20,981
1 JPMorgan Chase & Co.	3.782%	2/1/28	44,991	48,429
1 JPMorgan Chase & Co.	3.540%	5/1/28	34,949	36,940
1 JPMorgan Chase & Co.	3.509%	1/23/29	32,785	34,800
1 JPMorgan Chase & Co.	4.005%	4/23/29	48,706	53,379
1 JPMorgan Chase & Co.	4.203%	7/23/29	36,970	40,997
1 JPMorgan Chase & Co.	4.452%	12/5/29	31,885	36,203
1 JPMorgan Chase & Co.	3.702%	5/6/30	34,725	37,487
1 JPMorgan Chase & Co.	2.739%	10/15/30	15,500	15,461
KeyBank NA	3.300%	6/1/25	11,720	12,316
KeyBank NA	3.400%	5/20/26	9,936	10,328
KeyBank NA	6.950%	2/1/28	4,714	5,924
KeyBank NA	3.900%	4/13/29	6,430	6,918
KeyCorp	4.150%	10/29/25	11,032	12,052
KeyCorp	4.100%	4/30/28	8,175	8,941
KeyCorp	2.550%	10/1/29	10,935	10,698
Lloyds Bank plc	3.500%	5/14/25	4,100	4,300
Lloyds Banking Group plc	4.500%	11/4/24	203	215
Lloyds Banking Group plc	4.450%	5/8/25	9,840	10,713
Lloyds Banking Group plc	4.582%	12/10/25	35,421	37,846

Lloyds Banking Group plc	4.650%	3/24/26	22,006	23,651
Lloyds Banking Group plc	3.750%	1/11/27	14,381	15,080
Lloyds Banking Group plc	4.375%	3/22/28	38,230	41,814
Lloyds Banking Group plc	4.550%	8/16/28	19,355	21,456
1 Lloyds Banking Group plc	3.574%	11/7/28	23,820	24,480
Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,675	7,915
Manufacturers & Traders Trust Co.	3.400%	8/17/27	13,070	13,935
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	16,079	17,085
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	43,875	46,948
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	13,825	13,911
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	16,242	17,303
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	24,370	25,410
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	28,846	31,506
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	13,904	15,381
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	29,200	31,512
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	19,825	20,539
Mizuho Financial Group Inc.	2.839%	9/13/26	7,310	7,383
Mizuho Financial Group Inc.	3.663%	2/28/27	6,580	7,000
Mizuho Financial Group Inc.	3.170%	9/11/27	25,732	26,545
Mizuho Financial Group Inc.	4.018%	3/5/28	20,300	22,227
1 Mizuho Financial Group Inc.	4.254%	9/11/29	16,990	18,877
1 Mizuho Financial Group Inc.	3.153%	7/16/30	12,950	13,206
1 Mizuho Financial Group Inc.	2.869%	9/13/30	8,675	8,664
Morgan Stanley	3.700%	10/23/24	12,134	12,844
Morgan Stanley	4.000%	7/23/25	51,705	55,751
Morgan Stanley	5.000%	11/24/25	32,032	36,051
Morgan Stanley	3.875%	1/27/26	44,008	47,437
Morgan Stanley	3.125%	7/27/26	49,503	51,318
Morgan Stanley	6.250%	8/9/26	12,730	15,467
Morgan Stanley	4.350%	9/8/26	40,276	43,932
Morgan Stanley	3.625%	1/20/27	45,324	48,148
Morgan Stanley	3.950%	4/23/27	27,637	29,632
1 Morgan Stanley	3.591%	7/22/28	46,577	49,209
1 Morgan Stanley	3.772%	1/24/29	43,556	46,624
1 Morgan Stanley	4.431%	1/23/30	36,985	41,768
MUFG Americas Holdings Corp.	3.000%	2/10/25	11,125	11,344
National Australia Bank Ltd.	3.375%	1/14/26	10,335	10,889
National Australia Bank Ltd.	2.500%	7/12/26	17,958	18,028
Northern Trust Corp.	3.950%	10/30/25	9,868	10,681
Northern Trust Corp.	3.650%	8/3/28	6,005	6,553
Northern Trust Corp.	3.150%	5/3/29	10,888	11,415
1 Northern Trust Corp.	3.375%	5/8/32	4,475	4,578
PNC Bank NA	3.300%	10/30/24	1	1
PNC Bank NA	2.950%	2/23/25	16,696	17,140
PNC Bank NA	3.250%	6/1/25	18,174	19,120
PNC Bank NA	4.200%	11/1/25	12,442	13,599
PNC Bank NA	3.100%	10/25/27	19,348	20,139
PNC Bank NA	3.250%	1/22/28	8,485	8,940
PNC Bank NA	4.050%	7/26/28	28,374	31,290
PNC Bank NA	2.700%	10/22/29	3,800	3,789
PNC Financial Services Group Inc.	2.600%	7/23/26	2,550	2,578
PNC Financial Services Group Inc.	3.150%	5/19/27	13,909	14,515
PNC Financial Services Group Inc.	3.450%	4/23/29	25,335	27,056
Royal Bank of Canada	4.650%	1/27/26	20,977	23,223
Royal Bank of Scotland Group plc	4.800%	4/5/26	17,080	18,836
1 Royal Bank of Scotland Group plc	4.892%	5/18/29	33,395	37,309
1 Royal Bank of Scotland Group plc	5.076%	1/27/30	32,435	36,935

1 Royal Bank of Scotland Group plc	4.445%	5/8/30	19,400	21,178
Santander Holdings USA Inc.	4.500%	7/17/25	25,475	27,318
2 Santander Holdings USA Inc.	3.244%	10/5/26	2,800	2,801
Santander Holdings USA Inc.	4.400%	7/13/27	27,669	29,614
1 Santander UK Group Holdings plc	3.823%	11/3/28	10,677	11,188
State Street Corp.	3.300%	12/16/24	21,377	22,506
State Street Corp.	3.550%	8/18/25	18,163	19,447
1 State Street Corp.	2.354%	11/1/25	11,275	11,312
State Street Corp.	2.650%	5/19/26	13,711	13,964
1 State Street Corp.	4.141%	12/3/29	5,300	5,953
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,500	3,726
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	30,099	32,100
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	22,425	22,420
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	24,487	25,106
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	22,366	23,459
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	19,100	19,986
Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	15,500	16,240
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	13,050	13,852
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	23,955	26,231
Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,600	4,042
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	34,775	35,546
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,860	5,951
Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	10,350	10,339
SVB Financial Group	3.500%	1/29/25	5,640	5,882
Synchrony Financial	4.500%	7/23/25	16,619	17,863
Synchrony Financial	3.700%	8/4/26	11,709	12,062
Synchrony Financial	3.950%	12/1/27	9,920	10,360
Synchrony Financial	5.150%	3/19/29	9,076	10,229
1 Toronto-Dominion Bank	3.625%	9/15/31	17,324	18,082
Truist Bank	3.625%	9/16/25	22,228	23,631
Truist Bank	4.050%	11/3/25	6,572	7,200
Truist Bank	3.300%	5/15/26	20,248	21,051
Truist Bank	3.800%	10/30/26	11,332	12,179
Truist Financial Corp.	2.850%	10/26/24	1	1
Truist Financial Corp.	4.000%	5/1/25	19,449	21,004
Truist Financial Corp.	3.700%	6/5/25	14,722	15,729
Truist Financial Corp.	3.875%	3/19/29	8,390	9,127
US Bancorp	3.950%	11/17/25	14,480	15,878
US Bancorp	3.100%	4/27/26	13,478	14,033
US Bancorp	2.375%	7/22/26	14,942	15,086
US Bancorp	3.150%	4/27/27	15,835	16,673
US Bancorp	3.900%	4/26/28	10,561	11,772
US Bancorp	3.000%	7/30/29	13,700	14,176
US Bank NA	2.800%	1/27/25	29,402	30,359
Wachovia Corp.	6.605%	10/1/25	475	561
Wachovia Corp.	7.574%	8/1/26	2,734	3,443
Webster Financial Corp.	4.100%	3/25/29	4,625	4,896
Wells Fargo & Co.	3.000%	2/19/25	45,597	46,790
Wells Fargo & Co.	3.550%	9/29/25	39,222	41,324
Wells Fargo & Co.	3.000%	4/22/26	65,275	66,902
Wells Fargo & Co.	4.100%	6/3/26	48,579	52,353
Wells Fargo & Co.	3.000%	10/23/26	60,667	62,282
1 Wells Fargo & Co.	3.196%	6/17/27	40,588	41,926
Wells Fargo & Co.	4.300%	7/22/27	40,980	44,860
1 Wells Fargo & Co.	3.584%	5/22/28	36,274	38,466
Wells Fargo & Co.	4.150%	1/24/29	29,991	33,304
1 Wells Fargo & Co.	2.879%	10/30/30	52,300	52,492

Westpac Banking Corp.	2.850%	5/13/26	33,140	33,795
Westpac Banking Corp.	2.700%	8/19/26	16,984	17,176
Westpac Banking Corp.	3.350%	3/8/27	17,366	18,298
Westpac Banking Corp.	3.400%	1/25/28	8,275	8,792
1 Westpac Banking Corp.	4.322%	11/23/31	24,300	25,576
Westpac Banking Corp.	4.110%	7/24/34	19,725	20,414
Zions Bancorp NA	3.250%	10/29/29	6,940	6,856

Brokerage (1.3%)
Affiliated Managers Group Inc.	3.500%	8/1/25	5,541	5,796
Ameriprise Financial Inc.	2.875%	9/15/26	8,940	9,160
Apollo Investment Corp.	5.250%	3/3/25	1,200	1,236
BlackRock Inc.	3.200%	3/15/27	11,976	12,692
BlackRock Inc.	3.250%	4/30/29	16,482	17,728
Brookfield Asset Management Inc.	4.000%	1/15/25	4,828	5,194
Brookfield Finance Inc.	4.250%	6/2/26	7,384	7,972
Brookfield Finance Inc.	3.900%	1/25/28	13,353	14,259
Brookfield Finance Inc.	4.850%	3/29/29	15,550	17,757
Cboe Global Markets Inc.	3.650%	1/12/27	10,663	11,444
Charles Schwab Corp.	3.000%	3/10/25	5,695	5,923
Charles Schwab Corp.	3.850%	5/21/25	15,530	16,809
Charles Schwab Corp.	3.450%	2/13/26	5,370	5,704
Charles Schwab Corp.	3.200%	3/2/27	10,804	11,338
Charles Schwab Corp.	3.200%	1/25/28	7,211	7,540
Charles Schwab Corp.	4.000%	2/1/29	10,490	11,628
Charles Schwab Corp.	3.250%	5/22/29	6,650	6,969
CME Group Inc.	3.000%	3/15/25	13,305	13,837
CME Group Inc.	3.750%	6/15/28	7,030	7,793
E*TRADE Financial Corp.	3.800%	8/24/27	6,639	6,887
E*TRADE Financial Corp.	4.500%	6/20/28	6,904	7,478
Eaton Vance Corp.	3.500%	4/6/27	4,800	5,077
Franklin Resources Inc.	2.850%	3/30/25	6,313	6,526
Intercontinental Exchange Inc.	3.750%	12/1/25	20,292	21,881
Intercontinental Exchange Inc.	3.100%	9/15/27	6,165	6,447
Intercontinental Exchange Inc.	3.750%	9/21/28	4,855	5,309
Invesco Finance plc	3.750%	1/15/26	9,165	9,749
Janus Capital Group Inc.	4.875%	8/1/25	4,555	4,921
Jefferies Group LLC	4.850%	1/15/27	18,343	19,747
Jefferies Group LLC	6.450%	6/8/27	4,869	5,652
Lazard Group LLC	3.750%	2/13/25	5,027	5,254
Lazard Group LLC	3.625%	3/1/27	11,634	12,011
Lazard Group LLC	4.500%	9/19/28	8,839	9,716
Lazard Group LLC	4.375%	3/11/29	2,250	2,454
Legg Mason Inc.	4.750%	3/15/26	6,941	7,589
Nasdaq Inc.	3.850%	6/30/26	8,702	9,295
Raymond James Financial Inc.	3.625%	9/15/26	6,801	7,263
TD Ameritrade Holding Corp.	3.625%	4/1/25	11,021	11,746
TD Ameritrade Holding Corp.	3.300%	4/1/27	13,561	14,197
TD Ameritrade Holding Corp.	2.750%	10/1/29	2,500	2,518

Finance Companies (0.7%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	8,941	9,204
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	10/1/25	6,208	6,674
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	4/3/26	6,218	6,686

AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	20,429	21,067
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	9,305	9,631
Air Lease Corp.	3.250%	3/1/25	13,083	13,418
Air Lease Corp.	3.750%	6/1/26	500	524
Air Lease Corp.	3.625%	4/1/27	15,402	15,949
Air Lease Corp.	3.625%	12/1/27	9,094	9,402
Air Lease Corp.	4.625%	10/1/28	8,117	8,952
Air Lease Corp.	3.250%	10/1/29	8,770	8,692
Aircastle Ltd.	4.250%	6/15/26	10,850	11,390
Ares Capital Corp.	4.250%	3/1/25	9,565	9,888
FS KKR Capital Corp.	4.125%	2/1/25	5,000	4,980
GATX Corp.	3.250%	3/30/25	1,908	1,956
GATX Corp.	3.250%	9/15/26	5,835	5,907
GATX Corp.	3.850%	3/30/27	9,350	9,754
GATX Corp.	3.500%	3/15/28	6,229	6,354
GATX Corp.	4.550%	11/7/28	7,165	7,825
GATX Corp.	4.700%	4/1/29	2,230	2,490
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	28,082	28,914
Owl Rock Capital Corp.	4.000%	3/30/25	6,650	6,606
TPG Specialty Lending Inc.	3.875%	11/1/24	1	1

Insurance (4.0%)
1 Aegon NV	5.500%	4/11/48	9,495	10,231
Aflac Inc.	3.625%	11/15/24	5,040	5,374
Aflac Inc.	3.250%	3/17/25	4,530	4,737
Aflac Inc.	2.875%	10/15/26	3,646	3,744
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	6,373	6,666
Allstate Corp.	3.280%	12/15/26	7,952	8,422
American Equity Investment Life Holding Co.	5.000%	6/15/27	5,755	6,158
American Financial Group Inc.	3.500%	8/15/26	6,935	7,157
American International Group Inc.	3.750%	7/10/25	18,040	19,186
American International Group Inc.	3.900%	4/1/26	21,293	22,857
American International Group Inc.	4.200%	4/1/28	12,481	13,667
American International Group Inc.	4.250%	3/15/29	11,778	13,048
1 American International Group Inc.	5.750%	4/1/48	6,975	7,574
Anthem Inc.	3.350%	12/1/24	15,745	16,412
Anthem Inc.	2.375%	1/15/25	7,575	7,539
Anthem Inc.	3.650%	12/1/27	24,563	25,977
Anthem Inc.	4.101%	3/1/28	20,133	21,919
Anthem Inc.	2.875%	9/15/29	17,700	17,637
Aon Corp.	8.205%	1/1/27	5,056	6,396
Aon Corp.	4.500%	12/15/28	7,805	8,693
Aon Corp.	3.750%	5/2/29	13,935	14,938
Aon plc	3.875%	12/15/25	12,642	13,548
Arch Capital Finance LLC	4.011%	12/15/26	8,144	8,905
Assurant Inc.	4.900%	3/27/28	4,850	5,301
Athene Holding Ltd.	4.125%	1/12/28	15,811	16,293
AXA Equitable Holdings Inc.	7.000%	4/1/28	4,500	5,521
AXA Equitable Holdings Inc.	4.350%	4/20/28	26,970	28,911
AXIS Specialty Finance LLC	3.900%	7/15/29	4,900	5,137
AXIS Specialty Finance plc	4.000%	12/6/27	5,620	5,978
Berkshire Hathaway Inc.	3.125%	3/15/26	48,856	51,448
Brighthouse Financial Inc.	3.700%	6/22/27	13,854	13,626
Brown & Brown Inc.	4.500%	3/15/29	5,000	5,421

Chubb INA Holdings Inc.	3.150%	3/15/25	18,101	19,079
Chubb INA Holdings Inc.	3.350%	5/3/26	20,177	21,566
Cincinnati Financial Corp.	6.920%	5/15/28	4,950	6,457
CNA Financial Corp.	4.500%	3/1/26	9,860	10,840
CNA Financial Corp.	3.450%	8/15/27	9,090	9,453
CNA Financial Corp.	3.900%	5/1/29	7,850	8,469
CNO Financial Group Inc.	5.250%	5/30/25	6,075	6,705
CNO Financial Group Inc.	5.250%	5/30/29	9,000	9,990
Enstar Group Ltd.	4.950%	6/1/29	9,527	10,183
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	9,525	10,275
Fidelity National Financial Inc.	4.500%	8/15/28	2,200	2,367
First American Financial Corp.	4.600%	11/15/24	2	2
Globe Life Inc.	4.550%	9/15/28	8,928	9,897
Hanover Insurance Group Inc.	4.500%	4/15/26	5,855	6,341
Hartford Financial Services Group Inc.	2.800%	8/19/29	9,340	9,373
Humana Inc.	3.950%	3/15/27	9,277	9,930
Humana Inc.	3.125%	8/15/29	10,720	10,893
Kemper Corp.	4.350%	2/15/25	7,272	7,696
Lincoln National Corp.	3.350%	3/9/25	6,327	6,591
Lincoln National Corp.	3.625%	12/12/26	9,615	10,088
Lincoln National Corp.	3.800%	3/1/28	5,816	6,178
Loews Corp.	3.750%	4/1/26	7,407	7,947
Manulife Financial Corp.	4.150%	3/4/26	19,141	21,162
1 Manulife Financial Corp.	4.061%	2/24/32	10,025	10,370
Markel Corp.	3.500%	11/1/27	2,800	2,885
Markel Corp.	3.350%	9/17/29	5,000	5,083
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	925	982
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	8,096	8,478
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	7,087	7,596
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	20,534	23,213
Mercury General Corp.	4.400%	3/15/27	6,020	6,305
MetLife Inc.	3.000%	3/1/25	8,625	8,963
MetLife Inc.	3.600%	11/13/25	9,025	9,715
Munich Re America Corp.	7.450%	12/15/26	1,550	1,976
Old Republic International Corp.	3.875%	8/26/26	8,665	9,155
PartnerRe Finance B LLC	3.700%	7/2/29	7,740	8,144
Principal Financial Group Inc.	3.400%	5/15/25	8,201	8,560
Principal Financial Group Inc.	3.100%	11/15/26	12,194	12,651
Principal Financial Group Inc.	3.700%	5/15/29	4,830	5,243
Progressive Corp.	2.450%	1/15/27	18,014	18,091
Progressive Corp.	4.000%	3/1/29	5,280	5,916
Progressive Corp.	6.625%	3/1/29	1,652	2,170
Prudential Financial Inc.	3.878%	3/27/28	5,775	6,361
1 Prudential Financial Inc.	5.200%	3/15/44	2,755	2,917
1 Prudential Financial Inc.	5.375%	5/15/45	14,198	15,291
1 Prudential Financial Inc.	4.500%	9/15/47	15,225	15,877
1 Prudential Financial Inc.	5.700%	9/15/48	15,475	17,625
Reinsurance Group of America Inc.	3.950%	9/15/26	7,700	8,145
Reinsurance Group of America Inc.	3.900%	5/15/29	9,689	10,307
RenaissanceRe Finance Inc.	3.700%	4/1/25	3,150	3,289
RenaissanceRe Finance Inc.	3.450%	7/1/27	5,280	5,504
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	4,525	4,805
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	3,198	4,008
Trinity Acquisition plc	4.400%	3/15/26	8,750	9,464
UnitedHealth Group Inc.	3.750%	7/15/25	30,014	32,377
UnitedHealth Group Inc.	3.700%	12/15/25	1,850	1,995
UnitedHealth Group Inc.	3.100%	3/15/26	20,474	21,415

UnitedHealth Group Inc.	3.450%	1/15/27	18,427	19,604
UnitedHealth Group Inc.	3.375%	4/15/27	17,631	18,689
UnitedHealth Group Inc.	2.950%	10/15/27	12,673	13,060
UnitedHealth Group Inc.	3.850%	6/15/28	15,090	16,615
UnitedHealth Group Inc.	3.875%	12/15/28	9,078	10,041
UnitedHealth Group Inc.	2.875%	8/15/29	12,865	13,182
Unum Group	4.000%	6/15/29	7,150	7,497
Voya Financial Inc.	3.650%	6/15/26	7,576	7,991
1 Voya Financial Inc.	4.700%	1/23/48	5,800	5,592
Willis North America Inc.	4.500%	9/15/28	15,799	17,470
Willis North America Inc.	2.950%	9/15/29	8,600	8,504
XLIT Ltd.	4.450%	3/31/25	7,984	8,703

Other Finance (0.1%)
ORIX Corp.	3.250%	12/4/24	9,720	10,097
ORIX Corp.	3.700%	7/18/27	6,734	7,173

Real Estate Investment Trusts (5.0%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	9,915	10,413
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	7,156	7,794
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	8,163	8,724
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,841	5,193
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	7,620	8,210
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,604	2,956
American Campus Communities Operating
Partnership LP	3.300%	7/15/26	4,550	4,701
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	7,988	8,387
American Homes 4 Rent LP	4.250%	2/15/28	9,848	10,586
American Homes 4 Rent LP	4.900%	2/15/29	6,200	6,996
AvalonBay Communities Inc.	3.500%	11/15/24	6	6
AvalonBay Communities Inc.	3.450%	6/1/25	6,366	6,702
AvalonBay Communities Inc.	3.500%	11/15/25	5,110	5,431
AvalonBay Communities Inc.	2.950%	5/11/26	7,661	7,899
AvalonBay Communities Inc.	2.900%	10/15/26	4,396	4,516
AvalonBay Communities Inc.	3.350%	5/15/27	6,416	6,777
AvalonBay Communities Inc.	3.200%	1/15/28	8,611	9,022
AvalonBay Communities Inc.	3.300%	6/1/29	4,550	4,803
Boston Properties Inc.	3.400%	6/21/29	3,000	3,130
Boston Properties LP	3.200%	1/15/25	8,325	8,627
Boston Properties LP	3.650%	2/1/26	20,749	22,023
Boston Properties LP	2.750%	10/1/26	22,923	23,168
Boston Properties LP	4.500%	12/1/28	12,930	14,694
Brandywine Operating Partnership LP	3.950%	11/15/27	7,227	7,607
Brandywine Operating Partnership LP	4.550%	10/1/29	5,400	5,884
Brixmor Operating Partnership LP	3.850%	2/1/25	14,726	15,451
Brixmor Operating Partnership LP	4.125%	6/15/26	7,782	8,300
Brixmor Operating Partnership LP	3.900%	3/15/27	7,835	8,248
Brixmor Operating Partnership LP	4.125%	5/15/29	8,187	8,817
Camden Property Trust	4.100%	10/15/28	8,296	9,258
Camden Property Trust	3.150%	7/1/29	17,225	17,955
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	9,273	9,684
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	3,667	3,723
Corporate Office Properties LP	5.000%	7/1/25	2,660	2,864
CubeSmart LP	4.000%	11/15/25	5,296	5,629

CubeSmart LP	3.125%	9/1/26	6,295	6,394
CubeSmart LP	4.375%	2/15/29	3,500	3,850
CyrusOne LP / CyrusOne Finance Corp.	5.375%	3/15/27	7,000	7,665
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	10,000	9,979
Digital Realty Trust LP	4.750%	10/1/25	8,708	9,667
Digital Realty Trust LP	3.700%	8/15/27	14,295	15,022
Digital Realty Trust LP	4.450%	7/15/28	18,066	20,017
Digital Realty Trust LP	3.600%	7/1/29	9,350	9,718
Duke Realty LP	3.750%	12/1/24	6,447	6,830
Duke Realty LP	3.250%	6/30/26	4,914	5,116
Duke Realty LP	3.375%	12/15/27	6,054	6,340
Duke Realty LP	4.000%	9/15/28	3,025	3,311
Duke Realty LP	2.875%	11/15/29	5,000	5,047
EPR Properties	4.500%	4/1/25	4,393	4,592
EPR Properties	4.750%	12/15/26	7,117	7,720
EPR Properties	4.500%	6/1/27	6,868	7,371
EPR Properties	4.950%	4/15/28	9,100	9,915
EPR Properties	3.750%	8/15/29	5,400	5,480
ERP Operating LP	3.375%	6/1/25	6,325	6,675
ERP Operating LP	2.850%	11/1/26	6,130	6,298
ERP Operating LP	3.250%	8/1/27	5,527	5,812
ERP Operating LP	3.500%	3/1/28	8,867	9,446
ERP Operating LP	4.150%	12/1/28	10,007	11,179
ERP Operating LP	3.000%	7/1/29	9,225	9,523
Essex Portfolio LP	3.500%	4/1/25	7,394	7,739
Essex Portfolio LP	3.375%	4/15/26	6,781	7,093
Essex Portfolio LP	3.625%	5/1/27	6,525	6,957
Essex Portfolio LP	4.000%	3/1/29	10,150	11,080
Federal Realty Investment Trust	3.250%	7/15/27	8,219	8,557
Federal Realty Investment Trust	3.200%	6/15/29	5,260	5,464
Healthcare Realty Trust Inc.	3.625%	1/15/28	5,571	5,814
Healthcare Trust of America Holdings LP	3.500%	8/1/26	8,111	8,435
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,576	4,808
Healthpeak Properties Inc.	3.400%	2/1/25	8,218	8,591
Healthpeak Properties Inc.	4.000%	6/1/25	11,354	12,204
Healthpeak Properties Inc.	3.250%	7/15/26	8,525	8,851
Healthpeak Properties Inc.	3.500%	7/15/29	14,880	15,649
Highwoods Realty LP	3.875%	3/1/27	7,925	8,323
Highwoods Realty LP	4.125%	3/15/28	4,300	4,572
Highwoods Realty LP	4.200%	4/15/29	5,275	5,698
Host Hotels & Resorts LP	4.000%	6/15/25	10,530	11,225
Host Hotels & Resorts LP	4.500%	2/1/26	3,134	3,397
Hudson Pacific Properties Inc.	4.650%	4/1/29	4,750	5,261
Hudson Pacific Properties LP	3.950%	11/1/27	4,503	4,707
Kilroy Realty LP	3.450%	12/15/24	5,620	5,834
Kilroy Realty LP	4.375%	10/1/25	7,822	8,490
Kilroy Realty LP	4.750%	12/15/28	11,435	12,993
Kilroy Realty LP	4.250%	8/15/29	8,255	8,976
Kimco Realty Corp.	3.300%	2/1/25	5,490	5,683
Kimco Realty Corp.	2.800%	10/1/26	9,315	9,358
Kimco Realty Corp.	3.800%	4/1/27	6,932	7,187
Kite Realty Group LP	4.000%	10/1/26	4,712	4,663
Liberty Property LP	3.750%	4/1/25	7,615	8,150
Liberty Property LP	3.250%	10/1/26	5,824	6,057
Liberty Property LP	4.375%	2/1/29	1,250	1,422
Life Storage LP	3.875%	12/15/27	6,921	7,302
Life Storage LP	4.000%	6/15/29	4,275	4,563

Life Storage LP	3.500%	7/1/26	8,382	8,612
Mid-America Apartments LP	4.000%	11/15/25	7,915	8,501
Mid-America Apartments LP	3.600%	6/1/27	12,984	13,794
Mid-America Apartments LP	4.200%	6/15/28	1,175	1,308
Mid-America Apartments LP	3.950%	3/15/29	6,991	7,678
National Retail Properties Inc.	4.000%	11/15/25	5,667	6,051
National Retail Properties Inc.	3.600%	12/15/26	7,269	7,687
National Retail Properties Inc.	3.500%	10/15/27	3,900	4,092
National Retail Properties Inc.	4.300%	10/15/28	7,135	7,919
Omega Healthcare Investors Inc.	4.500%	1/15/25	9,147	9,695
Omega Healthcare Investors Inc.	5.250%	1/15/26	14,527	16,069
Omega Healthcare Investors Inc.	4.500%	4/1/27	11,518	12,477
Omega Healthcare Investors Inc.	4.750%	1/15/28	13,889	15,102
Omega Healthcare Investors Inc.	3.625%	10/1/29	5,150	5,149
Physicians Realty LP	4.300%	3/15/27	8,268	8,807
Physicians Realty LP	3.950%	1/15/28	4,950	5,179
Prologis LP	3.750%	11/1/25	5,647	6,069
Prologis LP	3.875%	9/15/28	7,938	8,764
Public Storage	3.094%	9/15/27	9,045	9,497
Public Storage	3.385%	5/1/29	6,000	6,404
Realty Income Corp.	3.875%	4/15/25	10,655	11,476
Realty Income Corp.	4.125%	10/15/26	10,977	12,048
Realty Income Corp.	3.000%	1/15/27	10,167	10,419
Realty Income Corp.	3.650%	1/15/28	7,895	8,447
Realty Income Corp.	3.250%	6/15/29	15,025	15,785
Regency Centers LP	3.600%	2/1/27	7,058	7,429
Regency Centers LP	4.125%	3/15/28	5,975	6,503
Regency Centers LP	2.950%	9/15/29	2,695	2,700
Sabra Health Care LP	5.125%	8/15/26	10,760	11,578
Sabra Health Care LP	3.900%	10/15/29	3,690	3,683
Select Income REIT	4.500%	2/1/25	5,527	5,760
Service Properties Trust	4.500%	3/15/25	3,575	3,645
Service Properties Trust	5.250%	2/15/26	5,742	6,022
Service Properties Trust	4.750%	10/1/26	5,000	5,100
Service Properties Trust	4.950%	2/15/27	8,450	8,630
Service Properties Trust	3.950%	1/15/28	6,100	5,855
Service Properties Trust	4.950%	10/1/29	7,281	7,243
Service Properties Trust	4.375%	2/15/30	1,400	1,346
Simon Property Group LP	3.375%	10/1/24	1	1
Simon Property Group LP	3.500%	9/1/25	9,413	9,936
Simon Property Group LP	3.300%	1/15/26	13,419	14,004
Simon Property Group LP	3.250%	11/30/26	8,304	8,717
Simon Property Group LP	3.375%	6/15/27	9,720	10,256
Simon Property Group LP	3.375%	12/1/27	8,462	8,916
Simon Property Group LP	2.450%	9/13/29	26,225	25,769
SITE Centers Corp.	3.900%	8/15/24	1,830	1,897
SITE Centers Corp.	3.625%	2/1/25	6,186	6,391
SITE Centers Corp.	4.250%	2/1/26	4,917	5,222
SITE Centers Corp.	4.700%	6/1/27	7,743	8,481
Spirit Realty LP	3.200%	1/15/27	6,575	6,566
Spirit Realty LP	4.000%	7/15/29	6,250	6,571
STORE Capital Corp.	4.500%	3/15/28	4,670	5,100
STORE Capital Corp.	4.625%	3/15/29	6,750	7,476
Tanger Properties LP	3.750%	12/1/24	1,100	1,117
Tanger Properties LP	3.125%	9/1/26	4,752	4,683
Tanger Properties LP	3.875%	7/15/27	3,765	3,852
UDR Inc.	4.000%	10/1/25	4,680	5,038

UDR Inc.	2.950%	9/1/26	5,955	6,029
UDR Inc.	3.500%	7/1/27	4,894	5,131
UDR Inc.	3.500%	1/15/28	4,700	4,939
UDR Inc.	4.400%	1/26/29	800	895
UDR Inc.	3.200%	1/15/30	2,000	2,042
Ventas Realty LP	2.650%	1/15/25	4,250	4,275
Ventas Realty LP	3.500%	2/1/25	7,162	7,472
Ventas Realty LP	4.125%	1/15/26	4,929	5,303
Ventas Realty LP	3.250%	10/15/26	9,296	9,546
Ventas Realty LP	3.850%	4/1/27	6,289	6,657
Ventas Realty LP	4.000%	3/1/28	11,390	12,228
Ventas Realty LP	4.400%	1/15/29	11,225	12,402
VEREIT Operating Partnership LP	4.625%	11/1/25	10,615	11,562
VEREIT Operating Partnership LP	4.875%	6/1/26	12,336	13,636
VEREIT Operating Partnership LP	3.950%	8/15/27	5,361	5,635
VEREIT Operating Partnership LP	3.100%	12/15/29	2,640	2,601
Vornado Realty LP	3.500%	1/15/25	7,269	7,565
Welltower Inc.	4.000%	6/1/25	18,784	20,180
Welltower Inc.	4.250%	4/1/26	8,533	9,281
Welltower Inc.	4.250%	4/15/28	12,304	13,518
Welltower Inc.	4.125%	3/15/29	10,577	11,530
WP Carey Inc.	4.000%	2/1/25	3,669	3,849
WP Carey Inc.	4.250%	10/1/26	2,855	3,052
WP Carey Inc.	3.850%	7/15/29	7,419	7,843
				9,691,191
Industrial (57.6%)
Basic Industry (2.8%)
Albemarle Corp.	4.150%	12/1/24	7,397	7,910
2 Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	4,000	4,003
ArcelorMittal	6.125%	6/1/25	11,778	13,395
ArcelorMittal	4.550%	3/11/26	11,195	11,763
ArcelorMittal	4.250%	7/16/29	9,075	9,265
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	1,166	1,421
Cabot Corp.	4.000%	7/1/29	6,075	6,391
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	10,600	10,592
Dow Chemical Co.	4.550%	11/30/25	8,650	9,504
Dow Chemical Co.	3.625%	5/15/26	8,775	9,185
Dow Chemical Co.	4.800%	11/30/28	15,979	18,512
Dow Chemical Co.	7.375%	11/1/29	6,051	8,005
DuPont de Nemours Inc.	4.493%	11/15/25	29,313	32,260
DuPont de Nemours Inc.	4.725%	11/15/28	47,280	53,531
Eastman Chemical Co.	3.800%	3/15/25	11,140	11,686
Eastman Chemical Co.	4.500%	12/1/28	7,627	8,438
Ecolab Inc.	2.700%	11/1/26	10,218	10,470
Ecolab Inc.	3.250%	12/1/27	8,305	8,781
Fibria Overseas Finance Ltd.	4.000%	1/14/25	7,275	7,484
Fibria Overseas Finance Ltd.	5.500%	1/17/27	12,023	13,075
FMC Corp.	3.200%	10/1/26	7,860	8,054
FMC Corp.	3.450%	10/1/29	7,500	7,745
Georgia-Pacific LLC	7.375%	12/1/25	1,427	1,796
Georgia-Pacific LLC	7.750%	11/15/29	2,722	3,892
Huntsman International LLC	4.500%	5/1/29	11,420	12,070
International Flavors & Fragrances Inc.	4.450%	9/26/28	4,287	4,713
International Paper Co.	3.800%	1/15/26	9,735	10,338
International Paper Co.	3.000%	2/15/27	9,863	10,049
Kinross Gold Corp.	4.500%	7/15/27	7,973	8,372
LYB International Finance II BV	3.500%	3/2/27	13,080	13,670

Methanex Corp.	4.250%	12/1/24	4,290	4,360
Mosaic Co.	4.050%	11/15/27	15,641	16,277
Newmont Goldcorp Corp.	2.800%	10/1/29	11,725	11,562
Nucor Corp.	3.950%	5/1/28	8,863	9,627
Nutrien Ltd.	3.375%	3/15/25	9,053	9,373
Nutrien Ltd.	3.000%	4/1/25	7,675	7,801
Nutrien Ltd.	4.000%	12/15/26	8,125	8,691
Nutrien Ltd.	4.200%	4/1/29	8,150	8,936
Packaging Corp. of America	3.400%	12/15/27	9,827	10,239
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	100	103
PPG Industries Inc.	3.750%	3/15/28	8,584	9,319
PPG Industries Inc.	2.800%	8/15/29	450	449
Praxair Inc.	2.650%	2/5/25	7,199	7,361
Praxair Inc.	3.200%	1/30/26	13,925	14,661
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	19,935	21,361
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	8,115	10,945
Rohm & Haas Co.	7.850%	7/15/29	12,372	16,508
RPM International Inc.	3.750%	3/15/27	6,102	6,289
RPM International Inc.	4.550%	3/1/29	4,250	4,618
SASOL Financing USA LLC	6.500%	9/27/28	12,050	13,406
Sherwin-Williams Co.	3.450%	8/1/25	6,672	7,018
Sherwin-Williams Co.	3.950%	1/15/26	4,870	5,189
Sherwin-Williams Co.	3.450%	6/1/27	22,095	23,302
Sherwin-Williams Co.	2.950%	8/15/29	11,815	11,887
Southern Copper Corp.	3.875%	4/23/25	8,096	8,475
Steel Dynamics Inc.	4.125%	9/15/25	5,800	5,931
Suzano Austria GmbH	6.000%	1/15/29	29,600	32,856
Vale Overseas Ltd.	6.250%	8/10/26	30,543	35,354
Westlake Chemical Corp.	3.600%	8/15/26	14,530	15,008
Weyerhaeuser Co.	8.500%	1/15/25	2,295	2,900
Weyerhaeuser Co.	6.950%	10/1/27	2,434	3,065
Weyerhaeuser Co.	4.000%	11/15/29	9,050	9,864
WRKCo Inc.	3.750%	3/15/25	11,285	11,831
WRKCo Inc.	4.650%	3/15/26	13,780	15,117
WRKCo Inc.	3.375%	9/15/27	9,021	9,275
WRKCo Inc.	4.000%	3/15/28	9,275	9,914
WRKCo Inc.	3.900%	6/1/28	12,905	13,728
WRKCo Inc.	4.900%	3/15/29	13,970	15,966
Yamana Gold Inc.	4.625%	12/15/27	1,700	1,796

Capital Goods (5.2%)
3M Co.	2.000%	2/14/25	7,775	7,741
3M Co.	3.000%	8/7/25	7,784	8,153
3M Co.	2.250%	9/19/26	12,275	12,307
3M Co.	2.875%	10/15/27	8,677	9,029
3M Co.	3.625%	9/14/28	8,749	9,584
3M Co.	3.375%	3/1/29	15,355	16,453
3M Co.	2.375%	8/26/29	16,325	16,138
ABB Finance USA Inc.	3.800%	4/3/28	11,405	12,516
Allegion plc	3.500%	10/1/29	6,175	6,300
Allegion US Holding Co. Inc.	3.550%	10/1/27	6,550	6,735
Avery Dennison Corp.	4.875%	12/6/28	8,050	9,112
2 Bemis Co. Inc.	3.100%	9/15/26	4,598	4,533
Boeing Co.	2.850%	10/30/24	7,118	7,322
Boeing Co.	2.500%	3/1/25	220	221
Boeing Co.	2.600%	10/30/25	1,750	1,772
Boeing Co.	3.100%	5/1/26	11,605	12,082

Boeing Co.	2.250%	6/15/26	3,156	3,120
Boeing Co.	2.700%	2/1/27	8,870	8,994
Boeing Co.	2.800%	3/1/27	7,567	7,701
Boeing Co.	3.250%	3/1/28	10,428	10,897
Boeing Co.	3.450%	11/1/28	4,220	4,502
Boeing Co.	3.200%	3/1/29	14,750	15,470
Carlisle Cos. Inc.	3.500%	12/1/24	7,595	7,888
Carlisle Cos. Inc.	3.750%	12/1/27	7,560	7,940
Caterpillar Financial Services Corp.	3.250%	12/1/24	9,150	9,686
Caterpillar Financial Services Corp.	2.400%	8/9/26	8,535	8,578
Caterpillar Inc.	2.600%	9/19/29	3,610	3,646
CNH Industrial NV	3.850%	11/15/27	10,259	10,700
Deere & Co.	5.375%	10/16/29	1,319	1,639
Dover Corp.	3.150%	11/15/25	6,155	6,343
Dover Corp.	2.950%	11/4/29	3,473	3,502
Eagle Materials Inc.	4.500%	8/1/26	5,419	5,620
Eaton Corp.	3.103%	9/15/27	10,394	10,825
Embraer Netherlands Finance BV	5.050%	6/15/25	11,909	13,070
Embraer Netherlands Finance BV	5.400%	2/1/27	11,660	13,118
Emerson Electric Co.	3.150%	6/1/25	5,305	5,541
Fortive Corp.	3.150%	6/15/26	11,904	12,163
Fortune Brands Home & Security Inc.	4.000%	6/15/25	11,100	11,772
Fortune Brands Home & Security Inc.	3.250%	9/15/29	6,300	6,369
General Dynamics Corp.	2.375%	11/15/24	4	4
General Dynamics Corp.	3.500%	5/15/25	14,134	15,087
General Dynamics Corp.	2.125%	8/15/26	14,051	13,982
General Dynamics Corp.	2.625%	11/15/27	12,283	12,615
General Dynamics Corp.	3.750%	5/15/28	12,922	14,356
General Electric Co.	5.550%	1/5/26	7,725	8,798
Hexcel Corp.	4.700%	8/15/25	2,250	2,445
Hexcel Corp.	3.950%	2/15/27	8,417	8,778
Honeywell International Inc.	2.500%	11/1/26	17,217	17,542
Honeywell International Inc.	2.700%	8/15/29	13,240	13,601
Hubbell Inc.	3.350%	3/1/26	4,079	4,176
Hubbell Inc.	3.150%	8/15/27	5,578	5,594
Hubbell Inc.	3.500%	2/15/28	7,599	7,842
Huntington Ingalls Industries Inc.	3.483%	12/1/27	6,825	7,113
Illinois Tool Works Inc.	2.650%	11/15/26	21,050	21,631
Ingersoll-Rand Global Holding Co. Ltd.	3.750%	8/21/28	7,355	7,806
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	5,897	6,176
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	3,600	3,757
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	11,275	12,006
John Deere Capital Corp.	3.450%	3/13/25	10,600	11,287
John Deere Capital Corp.	3.400%	9/11/25	6,275	6,680
John Deere Capital Corp.	2.650%	6/10/26	8,642	8,853
John Deere Capital Corp.	2.250%	9/14/26	7,425	7,405
John Deere Capital Corp.	2.800%	9/8/27	14,322	14,774
John Deere Capital Corp.	3.050%	1/6/28	11,140	11,710
John Deere Capital Corp.	3.450%	3/7/29	3,835	4,145
John Deere Capital Corp.	2.800%	7/18/29	12,700	13,095
Johnson Controls International plc	3.900%	2/14/26	7,716	8,225
Kennametal Inc.	4.625%	6/15/28	4,892	5,256
L3Harris Technologies Inc.	3.832%	4/27/25	12,221	13,035
2 L3Harris Technologies Inc.	3.850%	12/15/26	6,357	6,808
L3Harris Technologies Inc.	4.400%	6/15/28	10,515	11,740
2 L3Harris Technologies Inc.	4.400%	6/15/28	17,240	19,227
L3Harris Technologies Inc.	2.900%	12/15/29	4,505	4,534

Leggett & Platt Inc.	3.800%	11/15/24	5	5
Leggett & Platt Inc.	3.500%	11/15/27	8,272	8,412
Leggett & Platt Inc.	4.400%	3/15/29	8,390	9,094
Legrand France SA	8.500%	2/15/25	6,485	8,394
Lockheed Martin Corp.	2.900%	3/1/25	13,354	13,878
Lockheed Martin Corp.	3.550%	1/15/26	33,666	36,135
Martin Marietta Materials Inc.	3.450%	6/1/27	4,873	5,023
Martin Marietta Materials Inc.	3.500%	12/15/27	7,547	7,806
Masco Corp.	4.450%	4/1/25	6,976	7,541
Masco Corp.	4.375%	4/1/26	9,390	10,160
Masco Corp.	3.500%	11/15/27	4,075	4,230
Northrop Grumman Corp.	2.930%	1/15/25	15,972	16,433
Northrop Grumman Corp.	3.200%	2/1/27	9,582	9,934
Northrop Grumman Corp.	3.250%	1/15/28	33,504	34,898
Nvent Finance Sarl	4.550%	4/15/28	8,197	8,565
Oshkosh Corp.	4.600%	5/15/28	3,750	4,045
Owens Corning	4.200%	12/1/24	6,350	6,697
Owens Corning	3.400%	8/15/26	5,320	5,378
Owens Corning	3.950%	8/15/29	7,515	7,735
Parker-Hannifin Corp.	3.300%	11/21/24	2	2
Parker-Hannifin Corp.	3.250%	3/1/27	15,220	15,834
Parker-Hannifin Corp.	3.250%	6/14/29	19,020	19,771
Precision Castparts Corp.	3.250%	6/15/25	18,129	19,051
Raytheon Co.	3.150%	12/15/24	3,425	3,593
Raytheon Co.	7.200%	8/15/27	2,305	3,032
Republic Services Inc.	3.200%	3/15/25	7,879	8,193
Republic Services Inc.	2.900%	7/1/26	13,011	13,328
Republic Services Inc.	3.375%	11/15/27	17,468	18,490
Republic Services Inc.	3.950%	5/15/28	1,770	1,948
Rockwell Automation Inc.	2.875%	3/1/25	3,502	3,599
Rockwell Automation Inc.	3.500%	3/1/29	6,931	7,496
Rockwell Collins Inc.	3.500%	3/15/27	28,471	30,398
Roper Technologies Inc.	3.850%	12/15/25	5,390	5,784
Roper Technologies Inc.	3.800%	12/15/26	9,892	10,540
Roper Technologies Inc.	4.200%	9/15/28	15,550	17,083
Roper Technologies Inc.	2.950%	9/15/29	7,375	7,449
Snap-on Inc.	3.250%	3/1/27	4,165	4,365
Spirit AeroSystems Inc.	3.850%	6/15/26	4,996	5,136
Spirit AeroSystems Inc.	4.600%	6/15/28	10,915	11,839
Stanley Black & Decker Inc.	3.400%	3/1/26	9,859	10,399
Stanley Black & Decker Inc.	4.250%	11/15/28	7,914	8,958
Textron Inc.	3.875%	3/1/25	4,579	4,846
Textron Inc.	4.000%	3/15/26	5,725	6,084
Textron Inc.	3.650%	3/15/27	6,358	6,623
Textron Inc.	3.375%	3/1/28	5,093	5,206
Textron Inc.	3.900%	9/17/29	4,648	4,987
Timken Co.	4.500%	12/15/28	6,646	7,059
United Technologies Corp.	3.950%	8/16/25	36,686	39,914
United Technologies Corp.	2.650%	11/1/26	10,893	11,150
United Technologies Corp.	3.125%	5/4/27	22,961	23,982
United Technologies Corp.	6.700%	8/1/28	1,825	2,372
United Technologies Corp.	4.125%	11/16/28	56,855	63,883
United Technologies Corp.	7.500%	9/15/29	5,855	8,186
Vulcan Materials Co.	4.500%	4/1/25	5,032	5,434
Vulcan Materials Co.	3.900%	4/1/27	6,883	7,277
Wabtec Corp.	3.450%	11/15/26	11,717	11,798
Wabtec Corp.	4.950%	9/15/28	19,897	22,100

Waste Connections Inc.	4.250%	12/1/28	3,550	3,994
Waste Connections Inc.	3.500%	5/1/29	12,375	13,218
Waste Management Inc.	3.125%	3/1/25	8,155	8,502
Waste Management Inc.	3.200%	6/15/26	17,413	18,318
Waste Management Inc.	3.150%	11/15/27	18,355	19,263
Waste Management Inc.	3.450%	6/15/29	15,040	16,161
Xylem Inc.	3.250%	11/1/26	8,976	9,309

Communication (6.7%)
Activision Blizzard Inc.	3.400%	9/15/26	12,148	12,755
Activision Blizzard Inc.	3.400%	6/15/27	6,844	7,115
America Movil SAB de CV	3.625%	4/22/29	11,450	12,182
American Tower Corp.	2.950%	1/15/25	9,175	9,349
American Tower Corp.	4.000%	6/1/25	10,953	11,702
American Tower Corp.	4.400%	2/15/26	4,717	5,144
American Tower Corp.	3.375%	10/15/26	15,739	16,351
American Tower Corp.	2.750%	1/15/27	625	623
American Tower Corp.	3.125%	1/15/27	9,109	9,278
American Tower Corp.	3.550%	7/15/27	17,452	18,219
American Tower Corp.	3.600%	1/15/28	10,198	10,681
American Tower Corp.	3.950%	3/15/29	10,695	11,482
American Tower Corp.	3.800%	8/15/29	29,538	31,492
AT&T Inc.	3.950%	1/15/25	25,000	26,696
AT&T Inc.	3.400%	5/15/25	69,146	72,260
AT&T Inc.	3.600%	7/15/25	25,221	26,597
AT&T Inc.	3.875%	1/15/26	20,874	22,190
AT&T Inc.	4.125%	2/17/26	40,049	43,196
AT&T Inc.	2.950%	7/15/26	12,756	12,990
AT&T Inc.	3.800%	2/15/27	15,034	15,986
AT&T Inc.	4.250%	3/1/27	21,914	23,900
AT&T Inc.	4.100%	2/15/28	32,820	35,505
AT&T Inc.	4.350%	3/1/29	54,130	59,589
British Telecommunications plc	5.125%	12/4/28	9,249	10,581
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	65,998	72,377
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.750%	2/15/28	24,647	25,285
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.200%	3/15/28	9,670	10,242
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.050%	3/30/29	23,080	25,938
Comcast Corp.	3.375%	2/15/25	11,171	11,788
Comcast Corp.	3.375%	8/15/25	36,239	38,300
Comcast Corp.	3.950%	10/15/25	44,620	48,596
Comcast Corp.	3.150%	3/1/26	31,481	33,015
Comcast Corp.	2.350%	1/15/27	15,204	15,194
Comcast Corp.	3.300%	2/1/27	28,579	30,197
Comcast Corp.	3.150%	2/15/28	35,496	37,212
Comcast Corp.	3.550%	5/1/28	250	270
Comcast Corp.	4.150%	10/15/28	67,337	75,661
Crown Castle International Corp.	4.450%	2/15/26	15,492	16,902
Crown Castle International Corp.	3.700%	6/15/26	13,390	14,079
Crown Castle International Corp.	4.000%	3/1/27	10,555	11,379
Crown Castle International Corp.	3.650%	9/1/27	16,975	17,885
Crown Castle International Corp.	3.800%	2/15/28	18,543	19,706
Crown Castle International Corp.	4.300%	2/15/29	7,878	8,665
Crown Castle International Corp.	3.100%	11/15/29	1,500	1,520

Discovery Communications LLC	3.450%	3/15/25	7,496	7,780
Discovery Communications LLC	3.950%	6/15/25	7,472	7,908
Discovery Communications LLC	4.900%	3/11/26	12,426	13,881
Discovery Communications LLC	3.950%	3/20/28	35,555	37,652
Discovery Communications LLC	4.125%	5/15/29	10,528	11,259
Electronic Arts Inc.	4.800%	3/1/26	9,950	11,258
2 Fox Corp.	4.709%	1/25/29	35,175	39,828
Grupo Televisa SAB	6.625%	3/18/25	7,500	8,758
Grupo Televisa SAB	4.625%	1/30/26	5,715	6,138
Interpublic Group of Cos. Inc.	4.650%	10/1/28	10,450	11,711
Moody's Corp.	4.875%	2/15/24	4,000	4,408
Moody's Corp.	3.250%	1/15/28	1,375	1,447
Moody's Corp.	4.250%	2/1/29	2,500	2,842
Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	22,939	24,222
RELX Capital Inc.	4.000%	3/18/29	14,900	16,307
Rogers Communications Inc.	3.625%	12/15/25	9,542	10,109
Rogers Communications Inc.	2.900%	11/15/26	6,373	6,487
S&P Global Inc.	4.000%	6/15/25	7,962	8,646
S&P Global Inc.	4.400%	2/15/26	14,542	16,198
S&P Global Inc.	2.950%	1/22/27	7,216	7,424
S&P Global Inc.	2.500%	12/1/29	4,200	4,220
TCI Communications Inc.	7.875%	2/15/26	4,441	5,814
TCI Communications Inc.	7.125%	2/15/28	5,196	6,729
Telefonica Emisiones SAU	4.103%	3/8/27	29,404	31,834
TELUS Corp.	2.800%	2/16/27	9,935	10,002
TELUS Corp.	3.700%	9/15/27	1,105	1,174
Thomson Reuters Corp.	3.350%	5/15/26	8,550	8,849
Verizon Communications Inc.	3.376%	2/15/25	39,980	42,184
Verizon Communications Inc.	2.625%	8/15/26	37,177	37,854
Verizon Communications Inc.	4.125%	3/16/27	50,623	56,077
Verizon Communications Inc.	4.329%	9/21/28	80,863	91,727
Verizon Communications Inc.	3.875%	2/8/29	600	663
Verizon Communications Inc.	4.016%	12/3/29	9,000	10,038
ViacomCBS Inc.	3.500%	1/15/25	7,675	7,967
ViacomCBS Inc.	4.000%	1/15/26	7,788	8,324
ViacomCBS Inc.	2.900%	1/15/27	10,031	9,985
ViacomCBS Inc.	3.375%	2/15/28	9,105	9,281
ViacomCBS Inc.	3.700%	6/1/28	15,726	16,358
ViacomCBS Inc.	4.200%	6/1/29	1,550	1,675
Vodafone Group plc	4.125%	5/30/25	30,613	33,066
Vodafone Group plc	4.375%	5/30/28	39,865	44,266
Walt Disney Co.	3.150%	9/17/25	19,703	20,868
Walt Disney Co.	3.700%	10/15/25	7,084	7,633
Walt Disney Co.	3.000%	2/13/26	15,949	16,802
Walt Disney Co.	1.850%	7/30/26	20,022	19,741
Walt Disney Co.	3.375%	11/15/26	11,223	12,066
Walt Disney Co.	2.000%	9/1/29	30,500	29,571
WPP Finance 2010	3.750%	9/19/24	1	1

Consumer Cyclical (7.1%)
Alibaba Group Holding Ltd.	3.600%	11/28/24	34,960	36,704
Alibaba Group Holding Ltd.	3.400%	12/6/27	39,910	41,455
Amazon.com Inc.	3.800%	12/5/24	19,554	21,189
Amazon.com Inc.	5.200%	12/3/25	13,019	15,198
Amazon.com Inc.	3.150%	8/22/27	48,106	51,065
American Honda Finance Corp.	2.300%	9/9/26	4,338	4,334
American Honda Finance Corp.	3.500%	2/15/28	12,865	13,846

Aptiv plc	4.250%	1/15/26	9,365	10,057
Aptiv plc	4.350%	3/15/29	5,550	5,993
Automatic Data Processing Inc.	3.375%	9/15/25	15,775	16,798
AutoNation Inc.	3.500%	11/15/24	6	6
AutoNation Inc.	4.500%	10/1/25	7,455	7,964
AutoNation Inc.	3.800%	11/15/27	3,804	3,810
AutoZone Inc.	3.250%	4/15/25	11,121	11,570
AutoZone Inc.	3.125%	4/21/26	5,765	5,932
AutoZone Inc.	3.750%	6/1/27	10,408	11,108
AutoZone Inc.	3.750%	4/18/29	5,950	6,359
Best Buy Co. Inc.	4.450%	10/1/28	7,990	8,667
Block Financial LLC	5.250%	10/1/25	5,657	6,160
Booking Holdings Inc.	3.650%	3/15/25	10,723	11,401
Booking Holdings Inc.	3.600%	6/1/26	18,256	19,502
Booking Holdings Inc.	3.550%	3/15/28	7,511	8,029
BorgWarner Inc.	3.375%	3/15/25	8,013	8,360
Costco Wholesale Corp.	3.000%	5/18/27	14,398	15,180
Darden Restaurants Inc.	3.850%	5/1/27	7,761	8,129
Dollar General Corp.	4.150%	11/1/25	7,719	8,402
Dollar General Corp.	3.875%	4/15/27	9,936	10,684
Dollar General Corp.	4.125%	5/1/28	8,197	9,037
Dollar Tree Inc.	4.000%	5/15/25	15,920	16,798
Dollar Tree Inc.	4.200%	5/15/28	20,445	21,838
eBay Inc.	3.450%	8/1/24	1,940	2,021
eBay Inc.	3.600%	6/5/27	6,469	6,766
Expedia Group Inc.	5.000%	2/15/26	15,858	17,587
Expedia Group Inc.	3.800%	2/15/28	16,440	16,973
Ford Motor Co.	4.346%	12/8/26	22,538	22,660
Ford Motor Co.	6.625%	10/1/28	12,067	13,070
Ford Motor Credit Co. LLC	4.063%	11/1/24	2	2
Ford Motor Credit Co. LLC	4.687%	6/9/25	12,690	13,020
Ford Motor Credit Co. LLC	4.134%	8/4/25	24,012	23,943
Ford Motor Credit Co. LLC	4.389%	1/8/26	18,929	18,967
Ford Motor Credit Co. LLC	4.542%	8/1/26	7,800	7,843
Ford Motor Credit Co. LLC	3.815%	11/2/27	12,642	12,001
Ford Motor Credit Co. LLC	5.113%	5/3/29	19,620	19,861
General Motors Co.	4.000%	4/1/25	7,316	7,615
General Motors Co.	4.200%	10/1/27	13,962	14,274
General Motors Co.	5.000%	10/1/28	8,125	8,662
General Motors Financial Co. Inc.	4.000%	1/15/25	15,620	16,165
General Motors Financial Co. Inc.	4.350%	4/9/25	14,962	15,732
General Motors Financial Co. Inc.	4.300%	7/13/25	15,625	16,392
General Motors Financial Co. Inc.	5.250%	3/1/26	18,172	19,768
General Motors Financial Co. Inc.	4.000%	10/6/26	14,791	15,122
General Motors Financial Co. Inc.	4.350%	1/17/27	22,031	22,808
General Motors Financial Co. Inc.	3.850%	1/5/28	6,355	6,358
General Motors Financial Co. Inc.	5.650%	1/17/29	13,200	14,596
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	13,727	15,040
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	14,099	15,429
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	8,070	9,162
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	13,150	14,493
Harley-Davidson Inc.	3.500%	7/28/25	6,950	7,229
Harman International Industries Inc.	4.150%	5/15/25	6,145	6,557
Home Depot Inc.	3.350%	9/15/25	22,496	23,964
Home Depot Inc.	3.000%	4/1/26	18,488	19,366
Home Depot Inc.	2.125%	9/15/26	21,709	21,691
Home Depot Inc.	2.800%	9/14/27	17,618	18,294

Home Depot Inc.	3.900%	12/6/28	16,893	18,961
Home Depot Inc.	2.950%	6/15/29	7,819	8,163
Hyatt Hotels Corp.	4.850%	3/15/26	6,352	7,024
Hyatt Hotels Corp.	4.375%	9/15/28	6,575	7,097
IHS Markit Ltd.	4.750%	8/1/28	12,415	13,874
IHS Markit Ltd.	4.250%	5/1/29	14,751	15,894
JD.com Inc.	3.875%	4/29/26	8,025	8,353
Kohl's Corp.	4.250%	7/17/25	10,017	10,485
Las Vegas Sands Corp.	2.900%	6/25/25	7,850	7,838
Las Vegas Sands Corp.	3.500%	8/18/26	8,950	9,126
Las Vegas Sands Corp.	3.900%	8/8/29	11,485	11,874
Lear Corp.	5.250%	1/15/25	11,053	11,414
Lear Corp.	3.800%	9/15/27	11,186	11,437
Lear Corp.	4.250%	5/15/29	7,075	7,273
Lowe's Cos. Inc.	3.375%	9/15/25	14,972	15,747
Lowe's Cos. Inc.	2.500%	4/15/26	15,869	15,920
Lowe's Cos. Inc.	3.100%	5/3/27	22,229	23,041
Lowe's Cos. Inc.	6.500%	3/15/29	952	1,211
Lowe's Cos. Inc.	3.650%	4/5/29	28,016	29,963
Magna International Inc.	4.150%	10/1/25	7,337	7,864
Marriott International Inc.	3.750%	3/15/25	9,442	10,021
Marriott International Inc.	3.750%	10/1/25	4,400	4,706
Marriott International Inc.	3.125%	6/15/26	9,023	9,254
Marriott International Inc.	4.000%	4/15/28	5,975	6,432
Marriott International Inc.	4.650%	12/1/28	1,053	1,185
Mastercard Inc.	2.000%	3/3/25	12,525	12,501
Mastercard Inc.	2.950%	11/21/26	16,725	17,495
Mastercard Inc.	3.500%	2/26/28	9,252	10,064
Mastercard Inc.	2.950%	6/1/29	21,520	22,568
McDonald's Corp.	3.375%	5/26/25	16,077	16,977
McDonald's Corp.	3.700%	1/30/26	28,408	30,565
McDonald's Corp.	3.500%	3/1/27	16,248	17,321
McDonald's Corp.	3.800%	4/1/28	13,394	14,610
McDonald's Corp.	2.625%	9/1/29	13,900	13,892
NIKE Inc.	2.375%	11/1/26	24,344	24,884
Nordstrom Inc.	4.000%	3/15/27	7,820	8,065
Nordstrom Inc.	6.950%	3/15/28	2,615	3,107
O'Reilly Automotive Inc.	3.550%	3/15/26	8,252	8,695
O'Reilly Automotive Inc.	3.600%	9/1/27	11,779	12,593
O'Reilly Automotive Inc.	4.350%	6/1/28	15,635	17,431
O'Reilly Automotive Inc.	3.900%	6/1/29	1,070	1,172
QVC Inc.	4.450%	2/15/25	7,213	7,491
Ralph Lauren Corp.	3.750%	9/15/25	6,775	7,247
Royal Caribbean Cruises Ltd.	7.500%	10/15/27	2,177	2,789
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	6,710	6,903
Sands China Ltd.	5.125%	8/8/25	25,975	28,508
Sands China Ltd.	5.400%	8/8/28	30,340	34,474
Starbucks Corp.	3.800%	8/15/25	23,213	24,967
Starbucks Corp.	2.450%	6/15/26	11,054	11,094
Starbucks Corp.	3.500%	3/1/28	8,403	8,994
Starbucks Corp.	4.000%	11/15/28	10,535	11,713
Starbucks Corp.	3.550%	8/15/29	15,700	16,917
Tapestry Inc.	4.250%	4/1/25	8,569	8,995
Tapestry Inc.	4.125%	7/15/27	10,995	11,218
Target Corp.	2.500%	4/15/26	13,980	14,317
Target Corp.	3.375%	4/15/29	17,278	18,740
TJX Cos. Inc.	2.250%	9/15/26	21,243	21,283

Toyota Motor Corp.	3.669%	7/20/28	9,855	10,907
Toyota Motor Corp.	2.760%	7/2/29	9,900	10,254
Toyota Motor Credit Corp.	3.400%	4/14/25	8,940	9,517
Toyota Motor Credit Corp.	3.200%	1/11/27	5,920	6,296
Toyota Motor Credit Corp.	3.050%	1/11/28	8,125	8,572
Toyota Motor Credit Corp.	3.650%	1/8/29	7,580	8,375
Visa Inc.	3.150%	12/14/25	67,273	71,205
Visa Inc.	2.750%	9/15/27	9,085	9,487
Walgreens Boots Alliance Inc.	3.450%	6/1/26	25,507	25,885
Walmart Inc.	2.650%	12/15/24	20,355	20,959
Walmart Inc.	3.550%	6/26/25	27,967	30,068
Walmart Inc.	3.050%	7/8/26	20,200	21,263
Walmart Inc.	5.875%	4/5/27	6,657	8,227
Walmart Inc.	3.700%	6/26/28	41,110	45,288
Walmart Inc.	3.250%	7/8/29	7,325	7,888
Walmart Inc.	2.375%	9/24/29	9,600	9,636
Western Union Co.	2.850%	1/10/25	5,000	4,999

Consumer Noncyclical (15.7%)
Abbott Laboratories	2.950%	3/15/25	10,473	10,891
Abbott Laboratories	3.875%	9/15/25	13,071	14,226
Abbott Laboratories	3.750%	11/30/26	27,682	30,362
AbbVie Inc.	3.600%	5/14/25	53,396	55,985
AbbVie Inc.	3.200%	5/14/26	32,340	33,261
2 AbbVie Inc.	2.950%	11/21/26	39,000	39,357
AbbVie Inc.	4.250%	11/14/28	22,301	24,528
2 AbbVie Inc.	3.200%	11/21/29	70,425	71,466
Adventist Health System/West	2.952%	3/1/29	4,625	4,593
Advocate Health & Hospitals Corp.	3.829%	8/15/28	4,125	4,510
Agilent Technologies Inc.	3.050%	9/22/26	7,698	7,790
Ahold Finance USA LLC	6.875%	5/1/29	4,476	5,812
Allergan Funding SCS	3.800%	3/15/25	47,202	49,456
Altria Group Inc.	4.400%	2/14/26	19,988	21,581
Altria Group Inc.	2.625%	9/16/26	13,392	13,209
Altria Group Inc.	4.800%	2/14/29	42,413	46,896
AmerisourceBergen Corp.	3.250%	3/1/25	10,366	10,720
AmerisourceBergen Corp.	3.450%	12/15/27	9,534	9,981
Amgen Inc.	3.125%	5/1/25	15,682	16,267
Amgen Inc.	2.600%	8/19/26	25,009	25,311
Amgen Inc.	3.200%	11/2/27	10,592	11,157
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	3.650%	2/1/26	69,811	74,830
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	8,227	8,796
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	50,937	55,403
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	42,028	46,264
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	69,349	80,418
Archer-Daniels-Midland Co.	2.500%	8/11/26	10,954	11,127
Ascension Health	2.532%	11/15/29	5,284	5,279
AstraZeneca plc	3.375%	11/16/25	31,601	33,485
AstraZeneca plc	3.125%	6/12/27	16,570	17,293
AstraZeneca plc	4.000%	1/17/29	11,375	12,697
BAT Capital Corp.	3.215%	9/6/26	23,210	23,233
BAT Capital Corp.	3.557%	8/15/27	57,951	59,014
BAT Capital Corp.	3.462%	9/6/29	7,720	7,698
Baxalta Inc.	4.000%	6/23/25	19,353	20,831
Baxter International Inc.	2.600%	8/15/26	10,209	10,252
Becton Dickinson & Co.	3.875%	5/15/24	3,500	3,646

Becton Dickinson & Co.	3.734%	12/15/24	16,644	17,605
Becton Dickinson & Co.	3.700%	6/6/27	34,697	37,109
Biogen Inc.	4.050%	9/15/25	28,128	30,542
Boston Scientific Corp.	3.850%	5/15/25	8,461	9,118
Boston Scientific Corp.	3.750%	3/1/26	8,277	8,910
Boston Scientific Corp.	4.000%	3/1/29	14,312	15,938
2 Bristol-Myers Squibb Co.	3.875%	8/15/25	41,641	44,952
2 Bristol-Myers Squibb Co.	3.200%	6/15/26	25,535	26,931
Bristol-Myers Squibb Co.	3.250%	2/27/27	2,370	2,547
2 Bristol-Myers Squibb Co.	3.450%	11/15/27	18,026	19,347
2 Bristol-Myers Squibb Co.	3.900%	2/20/28	28,378	31,121
2 Bristol-Myers Squibb Co.	3.400%	7/26/29	71,095	76,340
Brown-Forman Corp.	3.500%	4/15/25	4,925	5,220
Bunge Ltd. Finance Corp.	3.250%	8/15/26	11,110	11,015
Bunge Ltd. Finance Corp.	3.750%	9/25/27	9,251	9,438
Campbell Soup Co.	3.950%	3/15/25	13,773	14,584
Campbell Soup Co.	3.300%	3/19/25	7,186	7,374
Campbell Soup Co.	4.150%	3/15/28	8,618	9,335
Cardinal Health Inc.	3.500%	11/15/24	3,619	3,749
Cardinal Health Inc.	3.750%	9/15/25	6,120	6,464
Cardinal Health Inc.	3.410%	6/15/27	15,880	16,252
CHRISTUS Health	4.341%	7/1/28	5,450	6,110
Church & Dwight Co. Inc.	3.150%	8/1/27	6,895	7,162
2 Cigna Corp.	3.250%	4/15/25	14,030	14,379
Cigna Corp.	4.125%	11/15/25	41,325	44,517
2 Cigna Corp.	4.500%	2/25/26	26,247	28,780
2 Cigna Corp.	3.400%	3/1/27	29,596	30,436
2 Cigna Corp.	7.875%	5/15/27	836	1,086
2 Cigna Corp.	3.050%	10/15/27	4,955	4,992
Cigna Corp.	4.375%	10/15/28	48,800	53,872
Clorox Co.	3.500%	12/15/24	7,503	7,953
Clorox Co.	3.100%	10/1/27	5,982	6,217
Clorox Co.	3.900%	5/15/28	7,895	8,690
Coca-Cola Co.	2.875%	10/27/25	18,903	19,759
Coca-Cola Co.	2.550%	6/1/26	15,070	15,521
Coca-Cola Co.	2.250%	9/1/26	18,786	19,012
Coca-Cola Co.	2.900%	5/25/27	5,719	5,981
Coca-Cola Co.	2.125%	9/6/29	2,450	2,395
Coca-Cola Consolidated Inc.	3.800%	11/25/25	5,492	5,782
CommonSpirit Health	3.347%	10/1/29	11,400	11,423
Conagra Brands Inc.	4.600%	11/1/25	22,823	25,123
Conagra Brands Inc.	7.000%	10/1/28	3,508	4,376
Conagra Brands Inc.	4.850%	11/1/28	22,414	25,409
Constellation Brands Inc.	4.750%	11/15/24	2,267	2,499
Constellation Brands Inc.	4.400%	11/15/25	7,350	8,052
Constellation Brands Inc.	4.750%	12/1/25	8,955	10,013
Constellation Brands Inc.	3.700%	12/6/26	8,712	9,310
Constellation Brands Inc.	3.500%	5/9/27	10,775	11,320
Constellation Brands Inc.	3.600%	2/15/28	8,155	8,635
Constellation Brands Inc.	4.650%	11/15/28	7,090	7,981
Constellation Brands Inc.	3.150%	8/1/29	12,979	13,100
CVS Health Corp.	4.100%	3/25/25	78,153	83,932
CVS Health Corp.	3.875%	7/20/25	48,848	51,943
CVS Health Corp.	2.875%	6/1/26	38,339	38,814
CVS Health Corp.	3.000%	8/15/26	14,134	14,406
CVS Health Corp.	6.250%	6/1/27	1,610	1,938
CVS Health Corp.	4.300%	3/25/28	139,405	151,617

CVS Health Corp.	3.250%	8/15/29	34,115	34,633
Danaher Corp.	3.350%	9/15/25	5,940	6,260
Delhaize America LLC	9.000%	4/15/31	350	519
DH Europe Finance II Sarl	2.200%	11/15/24	8,255	8,267
DH Europe Finance II Sarl	2.600%	11/15/29	8,900	8,941
Diageo Capital plc	3.875%	5/18/28	6,225	6,906
Diageo Capital plc	2.375%	10/24/29	12,500	12,376
Edwards Lifesciences Corp.	4.300%	6/15/28	8,437	9,478
Eli Lilly & Co.	2.750%	6/1/25	4,484	4,626
Eli Lilly & Co.	3.375%	3/15/29	26,808	28,865
Estee Lauder Cos. Inc.	2.000%	12/1/24	4,960	4,949
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,847	8,212
Estee Lauder Cos. Inc.	2.375%	12/1/29	3,725	3,708
Flowers Foods Inc.	3.500%	10/1/26	5,235	5,371
General Mills Inc.	4.000%	4/17/25	8,111	8,755
General Mills Inc.	3.200%	2/10/27	16,364	17,192
General Mills Inc.	4.200%	4/17/28	23,999	26,701
Gilead Sciences Inc.	3.500%	2/1/25	34,072	36,008
Gilead Sciences Inc.	3.650%	3/1/26	41,621	44,639
Gilead Sciences Inc.	2.950%	3/1/27	23,366	24,166
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	20,275	21,743
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	25,707	28,413
GlaxoSmithKline Capital plc	3.375%	6/1/29	15,725	16,860
Hasbro Inc.	3.500%	9/15/27	5,946	5,875
Hasbro Inc.	3.900%	11/19/29	6,000	6,027
HCA Inc.	5.250%	4/15/25	18,520	20,580
HCA Inc.	5.250%	6/15/26	28,618	32,052
HCA Inc.	4.500%	2/15/27	16,586	17,851
HCA Inc.	4.125%	6/15/29	36,945	38,977
Hershey Co.	2.050%	11/15/24	7	7
Hershey Co.	3.200%	8/21/25	5,910	6,220
Hershey Co.	2.300%	8/15/26	11,801	11,876
Hershey Co.	7.200%	8/15/27	146	193
Hershey Co.	2.450%	11/15/29	3,500	3,515
Ingredion Inc.	3.200%	10/1/26	7,582	7,684
JM Smucker Co.	3.500%	3/15/25	11,251	11,793
JM Smucker Co.	3.375%	12/15/27	8,930	9,336
Johnson & Johnson	2.625%	1/15/25	9,794	10,068
Johnson & Johnson	2.450%	3/1/26	37,047	37,709
Johnson & Johnson	2.950%	3/3/27	27,407	28,797
Johnson & Johnson	2.900%	1/15/28	17,168	18,040
Johnson & Johnson	6.950%	9/1/29	1,600	2,239
Kaiser Foundation Hospitals	3.150%	5/1/27	9,227	9,691
Kellogg Co.	3.250%	4/1/26	9,556	9,891
Kellogg Co.	3.400%	11/15/27	11,173	11,639
Kellogg Co.	4.300%	5/15/28	5,562	6,183
Keurig Dr Pepper Inc.	4.417%	5/25/25	16,552	18,070
Keurig Dr Pepper Inc.	3.400%	11/15/25	6,024	6,276
Keurig Dr Pepper Inc.	2.550%	9/15/26	6,469	6,429
Keurig Dr Pepper Inc.	3.430%	6/15/27	8,181	8,545
Keurig Dr Pepper Inc.	4.597%	5/25/28	27,150	30,788
Kimberly-Clark Corp.	3.050%	8/15/25	5,840	6,160
Kimberly-Clark Corp.	2.750%	2/15/26	9,727	10,050
Kimberly-Clark Corp.	3.950%	11/1/28	7,690	8,592
Kimberly-Clark Corp.	3.200%	4/25/29	6,845	7,318
Kraft Heinz Foods Co.	3.950%	7/15/25	30,336	31,814
Kraft Heinz Foods Co.	3.000%	6/1/26	31,949	31,796

Kraft Heinz Foods Co.	4.625%	1/30/29	17,739	19,422
Kroger Co.	3.500%	2/1/26	6,924	7,259
Kroger Co.	2.650%	10/15/26	12,296	12,292
Kroger Co.	3.700%	8/1/27	8,027	8,578
Kroger Co.	4.500%	1/15/29	5,450	6,118
Kroger Co.	7.700%	6/1/29	3,705	4,944
Laboratory Corp. of America Holdings	2.300%	12/1/24	4,000	3,984
Laboratory Corp. of America Holdings	3.600%	2/1/25	13,132	13,781
Laboratory Corp. of America Holdings	3.600%	9/1/27	10,680	11,316
Laboratory Corp. of America Holdings	2.950%	12/1/29	4,825	4,830
McCormick & Co. Inc.	3.400%	8/15/27	12,821	13,438
McKesson Corp.	3.950%	2/16/28	11,652	12,343
McKesson Corp.	4.750%	5/30/29	5,541	6,168
Mead Johnson Nutrition Co.	4.125%	11/15/25	11,315	12,326
Medtronic Global Holdings SCA	3.350%	4/1/27	800	854
Medtronic Inc.	3.500%	3/15/25	42,089	45,017
Merck & Co. Inc.	2.750%	2/10/25	33,088	34,111
Merck & Co. Inc.	3.400%	3/7/29	33,635	36,519
Mercy Health	4.302%	7/1/28	3,970	4,432
Molson Coors Brewing Co.	3.000%	7/15/26	35,139	35,364
Mondelez International Inc.	3.625%	2/13/26	13,575	14,474
Mondelez International Inc.	4.125%	5/7/28	1,950	2,167
Mylan Inc.	4.550%	4/15/28	9,934	10,636
Mylan NV	3.950%	6/15/26	33,638	34,942
Newell Brands Inc.	4.200%	4/1/26	3,476	3,586
Novartis Capital Corp.	3.000%	11/20/25	25,262	26,551
Novartis Capital Corp.	3.100%	5/17/27	20,296	21,423
PepsiCo Inc.	2.750%	4/30/25	19,817	20,612
PepsiCo Inc.	3.500%	7/17/25	12,849	13,817
PepsiCo Inc.	2.850%	2/24/26	14,523	15,171
PepsiCo Inc.	2.375%	10/6/26	20,781	21,119
PepsiCo Inc.	3.000%	10/15/27	24,832	26,354
PepsiCo Inc.	2.625%	7/29/29	16,841	17,242
PerkinElmer Inc.	3.300%	9/15/29	9,050	9,055
Perrigo Finance Unlimited Co.	3.900%	12/15/24	9,697	9,998
Perrigo Finance Unlimited Co.	4.375%	3/15/26	12,397	12,647
Pfizer Inc.	2.750%	6/3/26	21,080	21,791
Pfizer Inc.	3.000%	12/15/26	33,038	34,921
Pfizer Inc.	3.600%	9/15/28	8,111	8,913
Pfizer Inc.	3.450%	3/15/29	28,615	31,005
Pharmacia LLC	6.600%	12/1/28	10,780	14,267
Philip Morris International Inc.	3.250%	11/10/24	1	1
Philip Morris International Inc.	3.375%	8/11/25	9,651	10,161
Philip Morris International Inc.	2.750%	2/25/26	15,199	15,414
Philip Morris International Inc.	3.125%	8/17/27	4,070	4,232
Philip Morris International Inc.	3.125%	3/2/28	10,941	11,279
Philip Morris International Inc.	3.375%	8/15/29	16,723	17,557
Procter & Gamble Co.	2.700%	2/2/26	9,180	9,513
Procter & Gamble Co.	2.450%	11/3/26	14,240	14,602
Procter & Gamble Co.	2.850%	8/11/27	11,570	12,230
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	3,512	3,568
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	3,305	3,264
Quest Diagnostics Inc.	3.500%	3/30/25	9,345	9,823
Quest Diagnostics Inc.	3.450%	6/1/26	7,798	8,139
Quest Diagnostics Inc.	4.200%	6/30/29	8,175	8,986

Reynolds American Inc.	4.450%	6/12/25	28,230	30,226
Sanofi	3.625%	6/19/28	10,212	11,348
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	44,760	46,298
SSM Health Care Corp.	3.823%	6/1/27	5,308	5,656
Stryker Corp.	3.375%	11/1/25	13,795	14,565
Stryker Corp.	3.500%	3/15/26	15,531	16,524
Stryker Corp.	3.650%	3/7/28	12,436	13,358
Sutter Health	3.695%	8/15/28	5,375	5,790
Sysco Corp.	3.550%	3/15/25	8,658	9,201
Sysco Corp.	3.750%	10/1/25	12,268	13,176
Sysco Corp.	3.300%	7/15/26	8,366	8,783
Sysco Corp.	3.250%	7/15/27	13,242	13,779
2 Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	34,015	39,493
Thermo Fisher Scientific Inc.	3.650%	12/15/25	9,350	9,990
Thermo Fisher Scientific Inc.	2.950%	9/19/26	27,735	28,448
Thermo Fisher Scientific Inc.	3.200%	8/15/27	7,881	8,226
Thermo Fisher Scientific Inc.	2.600%	10/1/29	9,633	9,532
Toledo Hospital	5.325%	11/15/28	5,175	5,566
Tyson Foods Inc.	4.000%	3/1/26	13,055	14,121
Tyson Foods Inc.	3.550%	6/2/27	21,918	23,363
Tyson Foods Inc.	4.350%	3/1/29	27,955	31,649
Unilever Capital Corp.	3.375%	3/22/25	7,425	7,849
Unilever Capital Corp.	3.100%	7/30/25	8,874	9,303
Unilever Capital Corp.	2.000%	7/28/26	18,586	18,428
Unilever Capital Corp.	2.900%	5/5/27	16,445	17,170
Unilever Capital Corp.	3.500%	3/22/28	11,010	12,017
Unilever Capital Corp.	2.125%	9/6/29	20,025	19,489
Whirlpool Corp.	3.700%	5/1/25	5,450	5,713
Whirlpool Corp.	4.750%	2/26/29	10,240	11,487
Whole Foods Market Inc.	5.200%	12/3/25	180	210
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	34,661	36,359
Zoetis Inc.	4.500%	11/13/25	11,068	12,244
Zoetis Inc.	3.000%	9/12/27	9,892	10,112
Zoetis Inc.	3.900%	8/20/28	9,562	10,434

Energy (8.7%)
Apache Corp.	4.375%	10/15/28	10,255	10,348
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	18,455	19,108
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.138%	11/7/29	10,036	10,158
Boardwalk Pipelines LP	4.950%	12/15/24	5,848	6,290
Boardwalk Pipelines LP	5.950%	6/1/26	7,330	8,209
Boardwalk Pipelines LP	4.450%	7/15/27	8,669	8,867
Boardwalk Pipelines LP	4.800%	5/3/29	9,100	9,596
BP Capital Markets America Inc.	3.796%	9/21/25	13,795	14,893
BP Capital Markets America Inc.	3.410%	2/11/26	11,123	11,725
BP Capital Markets America Inc.	3.119%	5/4/26	20,520	21,383
BP Capital Markets America Inc.	3.017%	1/16/27	20,244	20,884
BP Capital Markets America Inc.	3.588%	4/14/27	11,101	11,843
BP Capital Markets America Inc.	3.937%	9/21/28	15,268	16,752
BP Capital Markets America Inc.	4.234%	11/6/28	32,652	36,705
BP Capital Markets plc	3.506%	3/17/25	16,743	17,810
BP Capital Markets plc	3.279%	9/19/27	25,864	27,124
BP Capital Markets plc	3.723%	11/28/28	8,505	9,253
Canadian Natural Resources Ltd.	3.900%	2/1/25	9,262	9,823
Canadian Natural Resources Ltd.	3.850%	6/1/27	19,525	20,664

Cenovus Energy Inc.	4.250%	4/15/27	18,662	19,566
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	23,050	25,758
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	26,550	29,205
2 Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	22,000	22,247
Chevron Corp.	3.326%	11/17/25	13,969	14,850
Chevron Corp.	2.954%	5/16/26	34,635	36,424
Cimarex Energy Co.	3.900%	5/15/27	11,447	11,646
Cimarex Energy Co.	4.375%	3/15/29	10,275	10,645
Columbia Pipeline Group Inc.	4.500%	6/1/25	14,270	15,492
Concho Resources Inc.	4.375%	1/15/25	7,769	8,018
Concho Resources Inc.	3.750%	10/1/27	21,637	22,394
Concho Resources Inc.	4.300%	8/15/28	18,288	19,660
ConocoPhillips Co.	3.350%	5/15/25	1,388	1,444
ConocoPhillips Co.	4.950%	3/15/26	20,764	23,931
ConocoPhillips Holding Co.	6.950%	4/15/29	25,111	33,902
Continental Resources Inc.	4.375%	1/15/28	13,440	14,028
Devon Energy Corp.	5.850%	12/15/25	9,731	11,513
Diamondback Energy Inc.	4.750%	11/1/24	5,000	5,180
Diamondback Energy Inc.	3.250%	12/1/26	11,500	11,488
Diamondback Energy Inc.	3.500%	12/1/29	6,000	5,988
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	4,800	5,037
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	5,000	4,972
Enable Midstream Partners LP	4.400%	3/15/27	13,080	12,720
Enable Midstream Partners LP	4.950%	5/15/28	13,094	13,192
Enable Midstream Partners LP	4.150%	9/15/29	11,222	10,494
Enbridge Energy Partners LP	5.875%	10/15/25	8,029	9,288
Enbridge Inc.	2.500%	1/15/25	5,000	4,999
Enbridge Inc.	4.250%	12/1/26	10,230	11,128
Enbridge Inc.	3.700%	7/15/27	7,764	8,155
Enbridge Inc.	3.125%	11/15/29	16,500	16,597
Energy Transfer Operating LP	4.050%	3/15/25	12,433	12,912
Energy Transfer Operating LP	4.750%	1/15/26	4,748	5,061
Energy Transfer Operating LP	4.200%	4/15/27	12,519	12,798
Energy Transfer Operating LP	5.500%	6/1/27	13,458	14,877
Energy Transfer Operating LP	5.250%	4/15/29	13,765	15,163
Energy Transfer Partners LP	4.950%	6/15/28	21,266	22,834
2 Eni SPA	4.250%	5/9/29	4,000	4,368
Eni USA Inc.	7.300%	11/15/27	1,000	1,286
Enterprise Products Operating LLC	3.750%	2/15/25	21,354	22,648
Enterprise Products Operating LLC	3.700%	2/15/26	14,769	15,629
Enterprise Products Operating LLC	3.950%	2/15/27	7,446	7,986
Enterprise Products Operating LLC	4.150%	10/16/28	8,688	9,505
Enterprise Products Operating LLC	3.125%	7/31/29	30,495	31,040
1 Enterprise Products Operating LLC	5.250%	8/16/77	12,650	12,702
1 Enterprise Products Operating LLC	5.375%	2/15/78	11,500	11,252
EOG Resources Inc.	3.150%	4/1/25	5,041	5,253
EOG Resources Inc.	4.150%	1/15/26	14,611	15,952
EQM Midstream Partners LP	4.125%	12/1/26	7,380	6,420
EQM Midstream Partners LP	5.500%	7/15/28	14,055	12,934
EQT Corp.	3.900%	10/1/27	19,887	17,500
Exxon Mobil Corp.	2.709%	3/6/25	24,464	25,236
Exxon Mobil Corp.	3.043%	3/1/26	44,186	46,539
Exxon Mobil Corp.	2.275%	8/16/26	21,235	21,359
Exxon Mobil Corp.	2.440%	8/16/29	12,450	12,527
Halliburton Co.	3.800%	11/15/25	26,003	27,437
Helmerich & Payne Inc.	4.650%	3/15/25	6,700	7,271
Hess Corp.	4.300%	4/1/27	11,213	11,789

Hess Corp.	7.875%	10/1/29	3,185	4,083
HollyFrontier Corp.	5.875%	4/1/26	16,116	18,001
Husky Energy Inc.	4.400%	4/15/29	14,196	15,082
Kinder Morgan Inc.	4.300%	6/1/25	28,696	30,908
Kinder Morgan Inc.	4.300%	3/1/28	21,462	23,180
Magellan Midstream Partners LP	5.000%	3/1/26	10,065	11,335
Marathon Oil Corp.	3.850%	6/1/25	19,162	20,052
Marathon Oil Corp.	4.400%	7/15/27	13,065	13,992
Marathon Petroleum Corp.	5.125%	12/15/26	9,545	10,822
Marathon Petroleum Corp.	3.800%	4/1/28	14,100	14,753
MPLX LP	4.875%	12/1/24	18,099	19,564
2 MPLX LP	5.250%	1/15/25	11,070	11,634
MPLX LP	4.000%	2/15/25	9,787	10,178
MPLX LP	4.875%	6/1/25	14,651	15,862
MPLX LP	4.125%	3/1/27	21,025	21,791
2 MPLX LP	4.250%	12/1/27	12,921	13,570
MPLX LP	4.000%	3/15/28	22,429	22,955
MPLX LP	4.800%	2/15/29	13,176	14,272
National Fuel Gas Co.	5.200%	7/15/25	7,900	8,656
National Fuel Gas Co.	3.950%	9/15/27	5,795	5,872
National Fuel Gas Co.	4.750%	9/1/28	2,690	2,832
Newfield Exploration Co.	5.375%	1/1/26	13,455	14,464
Noble Energy Inc.	3.850%	1/15/28	12,965	13,446
Noble Energy Inc.	3.250%	10/15/29	2,000	1,982
Occidental Petroleum Corp.	3.500%	6/15/25	11,178	11,518
Occidental Petroleum Corp.	5.550%	3/15/26	18,930	21,407
Occidental Petroleum Corp.	3.400%	4/15/26	23,398	23,806
Occidental Petroleum Corp.	3.200%	8/15/26	22,325	22,439
Occidental Petroleum Corp.	3.000%	2/15/27	1,250	1,241
Occidental Petroleum Corp.	3.500%	8/15/29	17,750	17,923
ONEOK Inc.	4.000%	7/13/27	12,414	13,061
ONEOK Inc.	4.350%	3/15/29	14,810	15,758
ONEOK Inc.	3.400%	9/1/29	16,499	16,407
ONEOK Partners LP	4.900%	3/15/25	8,539	9,327
Patterson-UTI Energy Inc.	3.950%	2/1/28	13,631	12,876
Patterson-UTI Energy Inc.	5.150%	11/15/29	4,530	4,500
Phillips 66	3.900%	3/15/28	10,296	11,156
Phillips 66 Partners LP	3.605%	2/15/25	8,754	9,109
Phillips 66 Partners LP	3.550%	10/1/26	7,600	7,905
Phillips 66 Partners LP	3.750%	3/1/28	7,027	7,299
Pioneer Natural Resources Co.	4.450%	1/15/26	7,623	8,339
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	5,136	5,236
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	10,321	10,920
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	8,565	9,028
Plains All American Pipeline LP / PAA
Finance Corp.	3.550%	12/15/29	4,000	3,856
Sabine Pass Liquefaction LLC	5.625%	3/1/25	21,892	24,436
Sabine Pass Liquefaction LLC	5.875%	6/30/26	20,833	23,750
Sabine Pass Liquefaction LLC	5.000%	3/15/27	29,870	32,693
Sabine Pass Liquefaction LLC	4.200%	3/15/28	25,127	26,415
Shell International Finance BV	3.250%	5/11/25	34,358	36,189
Shell International Finance BV	2.875%	5/10/26	31,883	32,999
Shell International Finance BV	2.500%	9/12/26	13,202	13,337
Shell International Finance BV	3.875%	11/13/28	24,400	27,117

Shell International Finance BV	2.375%	11/7/29	15,000	14,776
Spectra Energy Partners LP	3.500%	3/15/25	6,827	7,144
Spectra Energy Partners LP	3.375%	10/15/26	12,532	12,907
Suncor Energy Inc.	3.600%	12/1/24	9,515	10,106
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	11,917	13,485
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	13,980	14,349
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	21,538	21,980
TC PipeLines LP	4.375%	3/13/25	2,975	3,153
TC PipeLines LP	3.900%	5/25/27	10,635	11,072
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	3,083	3,802
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	6,045	7,658
Total Capital International SA	2.434%	1/10/25	6,298	6,366
Total Capital International SA	3.455%	2/19/29	21,148	22,892
Total Capital International SA	2.829%	1/10/30	5,000	5,140
Total Capital SA	3.883%	10/11/28	21,412	23,874
TransCanada PipeLines Ltd.	4.875%	1/15/26	20,428	22,764
TransCanada PipeLines Ltd.	4.250%	5/15/28	14,659	16,024
1 Transcanada Trust	5.500%	9/15/79	15,550	16,344
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	18,960	24,043
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5,339	5,625
Valero Energy Corp.	3.650%	3/15/25	10,793	11,320
Valero Energy Corp.	3.400%	9/15/26	20,226	20,893
Valero Energy Corp.	4.350%	6/1/28	12,644	13,803
Valero Energy Corp.	4.000%	4/1/29	15,951	17,033
Valero Energy Partners LP	4.375%	12/15/26	11,498	12,545
Valero Energy Partners LP	4.500%	3/15/28	10,118	11,103
Western Midstream Operating LP	3.950%	6/1/25	6,731	6,600
Western Midstream Operating LP	4.650%	7/1/26	6,125	6,103
Western Midstream Operating LP	4.500%	3/1/28	3,801	3,620
Western Midstream Operating LP	4.750%	8/15/28	5,786	5,599
Williams Cos. Inc.	3.900%	1/15/25	16,282	16,978
Williams Cos. Inc.	4.000%	9/15/25	15,245	16,081
Williams Cos. Inc.	3.750%	6/15/27	19,567	20,043

Other Industrial (0.2%)
CBRE Services Inc.	5.250%	3/15/25	6,245	7,015
CBRE Services Inc.	4.875%	3/1/26	10,085	11,205
Cintas Corp. No 2	3.700%	4/1/27	16,225	17,609
Fluor Corp.	3.500%	12/15/24	6,650	6,610
Fluor Corp.	4.250%	9/15/28	10,465	10,340
Hillenbrand Inc.	4.500%	9/15/26	2,000	2,050
Steelcase Inc.	5.125%	1/18/29	7,225	8,166

Technology (9.1%)
3 Adobe Inc.	3.250%	2/1/25	8,534	8,965
Alphabet Inc.	1.998%	8/15/26	25,526	25,401
Amphenol Corp.	4.350%	6/1/29	1,950	2,178
Amphenol Corp.	2.800%	2/15/30	5,000	4,897
Analog Devices Inc.	3.900%	12/15/25	11,768	12,600
Analog Devices Inc.	3.500%	12/5/26	11,325	11,897
Apple Inc.	2.750%	1/13/25	15,216	15,715
Apple Inc.	2.500%	2/9/25	18,777	19,161
Apple Inc.	3.200%	5/13/25	37,128	39,040
Apple Inc.	3.250%	2/23/26	58,758	62,446
Apple Inc.	2.450%	8/4/26	46,695	47,344
Apple Inc.	2.050%	9/11/26	25,875	25,588
Apple Inc.	3.350%	2/9/27	48,079	51,398

Apple Inc.	3.200%	5/11/27	46,484	49,330
Apple Inc.	3.000%	6/20/27	15,597	16,414
Apple Inc.	2.900%	9/12/27	31,271	32,606
Apple Inc.	3.000%	11/13/27	2,510	2,634
Apple Inc.	2.200%	9/11/29	19,450	19,158
Applied Materials Inc.	3.900%	10/1/25	15,844	17,276
Applied Materials Inc.	3.300%	4/1/27	19,242	20,442
Arrow Electronics Inc.	4.000%	4/1/25	5,445	5,662
Arrow Electronics Inc.	3.875%	1/12/28	7,092	7,253
Autodesk Inc.	4.375%	6/15/25	7,130	7,745
Autodesk Inc.	3.500%	6/15/27	10,009	10,460
Avnet Inc.	4.625%	4/15/26	8,305	8,851
Baidu Inc.	4.125%	6/30/25	6,010	6,393
Baidu Inc.	3.625%	7/6/27	11,875	12,321
Baidu Inc.	4.375%	3/29/28	5,600	6,113
Baidu Inc.	4.875%	11/14/28	6,125	6,931
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.125%	1/15/25	11,155	11,135
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	76,896	78,398
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.500%	1/15/28	21,620	21,396
2 Broadcom Inc.	4.250%	4/15/26	45,615	47,745
2 Broadcom Inc.	4.750%	4/15/29	52,925	56,406
Broadridge Financial Solutions Inc.	3.400%	6/27/26	7,965	8,310
CA Inc.	4.700%	3/15/27	5,075	5,443
Cisco Systems Inc.	3.500%	6/15/25	5,266	5,671
Cisco Systems Inc.	2.950%	2/28/26	22,588	23,693
Cisco Systems Inc.	2.500%	9/20/26	15,027	15,394
Citrix Systems Inc.	4.500%	12/1/27	10,000	10,875
2 Dell International LLC / EMC Corp.	6.020%	6/15/26	73,206	83,666
2 Dell International LLC / EMC Corp.	4.900%	10/1/26	26,740	29,033
2 Dell International LLC / EMC Corp.	5.300%	10/1/29	19,550	21,595
DXC Technology Co.	4.750%	4/15/27	7,840	8,257
Equifax Inc.	2.600%	12/1/24	2,430	2,435
Equinix Inc.	5.875%	1/15/26	15,065	15,969
Equinix Inc.	2.900%	11/18/26	7,750	7,747
Equinix Inc.	5.375%	5/15/27	17,000	18,402
Equinix Inc.	3.200%	11/18/29	20,000	20,005
Fidelity National Information Services Inc.	5.000%	10/15/25	19,103	21,908
Fidelity National Information Services Inc.	3.000%	8/15/26	33,545	34,539
Fidelity National Information Services Inc.	4.250%	5/15/28	1,450	1,618
Fidelity National Information Services Inc.	3.750%	5/21/29	15,750	17,107
Fiserv Inc.	3.850%	6/1/25	19,808	21,131
Fiserv Inc.	3.200%	7/1/26	26,475	27,437
Fiserv Inc.	4.200%	10/1/28	16,607	18,356
Fiserv Inc.	3.500%	7/1/29	50,463	52,808
Flex Ltd.	4.750%	6/15/25	4,165	4,523
Flex Ltd.	4.875%	6/15/29	6,850	7,385
Global Payments Inc.	2.650%	2/15/25	17,210	17,265
Global Payments Inc.	3.200%	8/15/29	20,705	20,940
Hewlett Packard Enterprise Co.	4.900%	10/15/25	44,903	49,821
Intel Corp.	3.700%	7/29/25	39,012	42,082
Intel Corp.	2.600%	5/19/26	24,315	24,849
Intel Corp.	3.150%	5/11/27	9,760	10,292
Intel Corp.	2.450%	11/15/29	10,000	10,004
International Business Machines Corp.	7.000%	10/30/25	11,553	14,472

International Business Machines Corp.	3.450%	2/19/26	29,850	31,724
International Business Machines Corp.	3.300%	5/15/26	53,170	55,937
International Business Machines Corp.	3.300%	1/27/27	1,650	1,742
International Business Machines Corp.	6.220%	8/1/27	4,874	6,088
International Business Machines Corp.	6.500%	1/15/28	4,150	5,293
International Business Machines Corp.	3.500%	5/15/29	58,315	62,729
Jabil Inc.	3.950%	1/12/28	8,178	8,445
Juniper Networks Inc.	4.350%	6/15/25	5,350	5,690
Juniper Networks Inc.	3.750%	8/15/29	8,435	8,678
Keysight Technologies Inc.	4.600%	4/6/27	11,205	12,419
Keysight Technologies Inc.	3.000%	10/30/29	4,875	4,858
KLA Corp.	4.100%	3/15/29	16,324	17,902
Lam Research Corp.	3.800%	3/15/25	8,748	9,322
Lam Research Corp.	3.750%	3/15/26	17,290	18,528
Lam Research Corp.	4.000%	3/15/29	9,780	10,770
Marvell Technology Group Ltd.	4.875%	6/22/28	5,750	6,454
Maxim Integrated Products Inc.	3.450%	6/15/27	6,093	6,348
Micron Technology Inc.	4.975%	2/6/26	9,589	10,548
Micron Technology Inc.	4.185%	2/15/27	11,010	11,560
Micron Technology Inc.	5.327%	2/6/29	15,582	17,510
Microsoft Corp.	2.700%	2/12/25	33,613	34,687
Microsoft Corp.	3.125%	11/3/25	57,752	61,025
Microsoft Corp.	2.400%	8/8/26	56,255	57,331
Microsoft Corp.	3.300%	2/6/27	64,619	69,412
Motorola Solutions Inc.	4.600%	2/23/28	18,759	20,256
Motorola Solutions Inc.	4.600%	5/23/29	4,324	4,721
NVIDIA Corp.	3.200%	9/16/26	15,976	16,722
2 NXP BV / NXP Funding LLC	5.350%	3/1/26	16,400	18,450
2 NXP BV / NXP Funding LLC	5.550%	12/1/28	9,350	10,834
2 NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	7,355	7,723
2 NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	24,030	25,682
Oracle Corp.	2.950%	5/15/25	40,054	41,540
Oracle Corp.	2.650%	7/15/26	47,418	48,426
Oracle Corp.	3.250%	11/15/27	34,556	36,688
PayPal Holdings Inc.	2.400%	10/1/24	12,771	12,797
PayPal Holdings Inc.	2.650%	10/1/26	6,475	6,503
PayPal Holdings Inc.	2.850%	10/1/29	23,800	23,749
QUALCOMM Inc.	3.450%	5/20/25	41,163	43,484
QUALCOMM Inc.	3.250%	5/20/27	24,321	25,493
salesforce.com Inc.	3.700%	4/11/28	19,551	21,423
Seagate HDD Cayman	4.750%	1/1/25	8,128	8,555
Seagate HDD Cayman	4.875%	6/1/27	13,644	14,463
Tech Data Corp.	4.950%	2/15/27	8,054	8,209
Texas Instruments Inc.	2.900%	11/3/27	12,222	12,833
Texas Instruments Inc.	2.250%	9/4/29	12,450	12,258
Total System Services Inc.	4.800%	4/1/26	13,033	14,501
Total System Services Inc.	4.450%	6/1/28	7,288	8,026
Trimble Inc.	4.750%	12/1/24	6,921	7,501
Trimble Inc.	4.900%	6/15/28	8,700	9,570
Tyco Electronics Group SA	3.700%	2/15/26	4,515	4,780
Tyco Electronics Group SA	3.125%	8/15/27	5,935	6,095
Verisk Analytics Inc.	4.000%	6/15/25	17,219	18,542
Verisk Analytics Inc.	4.125%	3/15/29	13,917	15,185
VMware Inc.	3.900%	8/21/27	12,787	13,398

Transportation (2.1%)
1 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	2,533	2,663
1 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	4,886	5,126
1 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	10,671	11,037
1 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,435	1,455
1 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	2,857	2,980
1 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	6,576	6,875
1 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	3,486	3,618
1 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	6,599	6,780
1 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	5,122	5,196
1 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	5,301	5,590
1 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	1,692	1,773
1 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	2,665	2,732
1 BNSF Funding Trust I	6.613%	12/15/55	1,990	2,206
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,245	12,769
Burlington Northern Santa Fe LLC	3.650%	9/1/25	12,283	13,245
Burlington Northern Santa Fe LLC	7.000%	12/15/25	3,301	4,171
Burlington Northern Santa Fe LLC	3.250%	6/15/27	8,273	8,859
Canadian National Railway Co.	2.950%	11/21/24	4	4
Canadian National Railway Co.	2.750%	3/1/26	9,693	9,976
Canadian National Railway Co.	6.900%	7/15/28	4,641	6,204
Canadian Pacific Railway Co.	2.900%	2/1/25	8,213	8,415
Canadian Pacific Railway Co.	4.000%	6/1/28	10,625	11,730
CH Robinson Worldwide Inc.	4.200%	4/15/28	9,859	10,796
1 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	4,913	5,198
CSX Corp.	3.350%	11/1/25	6,805	7,157
CSX Corp.	2.600%	11/1/26	10,647	10,770
CSX Corp.	3.250%	6/1/27	7,784	8,194
CSX Corp.	3.800%	3/1/28	21,010	22,866
CSX Corp.	4.250%	3/15/29	10,145	11,413
1 CSX Transportation Inc.	6.251%	1/15/23	23	26
1 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	310	328
Delta Air Lines Inc.	4.375%	4/19/28	12,189	12,638
Delta Air Lines Inc.	3.750%	10/28/29	10,400	10,296
FedEx Corp.	2.700%	4/15/23	1,500	1,518
FedEx Corp.	3.200%	2/1/25	9,937	10,326
FedEx Corp.	3.250%	4/1/26	12,189	12,709
FedEx Corp.	3.300%	3/15/27	6,683	6,887
FedEx Corp.	3.400%	2/15/28	7,455	7,634
FedEx Corp.	4.200%	10/17/28	6,324	6,875
FedEx Corp.	3.100%	8/5/29	15,350	15,293
JB Hunt Transport Services Inc.	3.875%	3/1/26	12,946	13,886
Kansas City Southern	2.875%	11/15/29	6,675	6,680

Kirby Corp.	4.200%	3/1/28	8,905	9,391
1 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	4,976	5,113
Norfolk Southern Corp.	5.590%	5/17/25	1,770	2,016
Norfolk Southern Corp.	3.650%	8/1/25	1,960	2,098
Norfolk Southern Corp.	2.900%	6/15/26	9,399	9,703
Norfolk Southern Corp.	7.800%	5/15/27	4,142	5,479
Norfolk Southern Corp.	3.150%	6/1/27	8,256	8,646
Norfolk Southern Corp.	3.800%	8/1/28	9,564	10,539
Norfolk Southern Corp.	2.550%	11/1/29	4,124	4,104
Ryder System Inc.	2.900%	12/1/26	3,000	3,014
Southwest Airlines Co.	3.000%	11/15/26	6,702	6,842
Southwest Airlines Co.	3.450%	11/16/27	4,190	4,419
1 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	2,399	2,511
Union Pacific Corp.	3.250%	1/15/25	5,019	5,245
Union Pacific Corp.	3.750%	7/15/25	10,487	11,242
Union Pacific Corp.	3.250%	8/15/25	9,787	10,288
Union Pacific Corp.	2.750%	3/1/26	8,343	8,580
Union Pacific Corp.	3.000%	4/15/27	6,047	6,353
Union Pacific Corp.	3.950%	9/10/28	25,425	28,026
Union Pacific Corp.	3.700%	3/1/29	19,100	20,788
1 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	6,680	7,186
1 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	7,011	7,445
1 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	10,068	10,588
1 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	7,203	7,468
1 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	3,882	4,006
1 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	9,392	9,532
1 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	2,973	2,997
United Parcel Service Inc.	2.800%	11/15/24	4	4
United Parcel Service Inc.	2.400%	11/15/26	9,894	9,998
United Parcel Service Inc.	3.050%	11/15/27	11,316	11,899
United Parcel Service Inc.	3.400%	3/15/29	13,350	14,342
United Parcel Service Inc.	2.500%	9/1/29	8,300	8,287
1 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	687	764
1 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	2,316	2,434
1 US Airways 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	1,726	1,861
				15,756,149
Utilities (5.3%)
Electric (4.7%)
AEP Texas Inc.	3.950%	6/1/28	10,535	11,555
AEP Transmission Co. LLC	3.100%	12/1/26	3,580	3,732
Ameren Corp.	3.650%	2/15/26	5,056	5,304
Ameren Illinois Co.	3.250%	3/1/25	5,177	5,417
Ameren Illinois Co.	3.800%	5/15/28	7,189	7,928
American Electric Power Co. Inc.	3.200%	11/13/27	5,000	5,183
American Electric Power Co. Inc.	4.300%	12/1/28	11,850	13,245
Appalachian Power Co.	3.400%	6/1/25	2,046	2,136

Appalachian Power Co.	3.300%	6/1/27	3,600	3,762
Arizona Public Service Co.	3.150%	5/15/25	4,870	5,059
Arizona Public Service Co.	2.950%	9/15/27	3,665	3,761
Arizona Public Service Co.	2.600%	8/15/29	3,930	3,918
Atlantic City Electric Co.	4.000%	10/15/28	6,889	7,691
Avangrid Inc.	3.150%	12/1/24	10,544	10,870
Avangrid Inc.	3.800%	6/1/29	8,250	8,795
Baltimore Gas & Electric Co.	2.400%	8/15/26	3,868	3,845
Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,633	8,050
Berkshire Hathaway Energy Co.	3.250%	4/15/28	11,170	11,747
Black Hills Corp.	3.950%	1/15/26	5,845	6,191
Black Hills Corp.	3.150%	1/15/27	4,350	4,383
Black Hills Corp.	3.050%	10/15/29	3,750	3,761
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,110	1,102
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,621	3,721
CenterPoint Energy Inc.	4.250%	11/1/28	9,425	10,249
Cleco Corporate Holdings LLC	3.743%	5/1/26	10,306	10,552
2 Cleco Corporate Holdings LLC	3.375%	9/15/29	3,000	2,995
CMS Energy Corp.	3.000%	5/15/26	5,139	5,255
CMS Energy Corp.	3.450%	8/15/27	5,715	5,992
Commonwealth Edison Co.	2.550%	6/15/26	6,305	6,403
Commonwealth Edison Co.	2.950%	8/15/27	6,542	6,781
Commonwealth Edison Co.	3.700%	8/15/28	6,635	7,294
Connecticut Light & Power Co.	3.200%	3/15/27	9,415	9,982
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	7,333	7,681
Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	6,624	7,263
Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	4,350	4,882
Consumers Energy Co.	3.800%	11/15/28	5,209	5,782
Dominion Energy Inc.	3.900%	10/1/25	8,490	9,075
Dominion Energy Inc.	2.850%	8/15/26	7,026	7,105
Dominion Energy Inc.	4.250%	6/1/28	5,095	5,625
DTE Electric Co.	3.375%	3/1/25	3,061	3,208
DTE Energy Co.	2.850%	10/1/26	9,632	9,718
DTE Energy Co.	3.800%	3/15/27	9,750	10,351
DTE Energy Co.	3.400%	6/15/29	7,818	8,050
Duke Energy Carolinas LLC	2.950%	12/1/26	6,695	6,928
Duke Energy Carolinas LLC	3.950%	11/15/28	17,255	19,207
Duke Energy Carolinas LLC	6.000%	12/1/28	1,475	1,855
Duke Energy Carolinas LLC	2.450%	8/15/29	10,725	10,760
Duke Energy Corp.	2.650%	9/1/26	15,554	15,617
Duke Energy Corp.	3.150%	8/15/27	9,866	10,201
Duke Energy Corp.	3.400%	6/15/29	8,810	9,235
Duke Energy Florida LLC	3.200%	1/15/27	15,398	16,108
Duke Energy Florida LLC	3.800%	7/15/28	7,207	7,903
1 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	1,969	1,983
Duke Energy Ohio Inc.	3.650%	2/1/29	12,525	13,673
Duke Energy Progress LLC	3.250%	8/15/25	11,832	12,508
Duke Energy Progress LLC	3.700%	9/1/28	8,712	9,510
Duke Energy Progress LLC	3.450%	3/15/29	10,297	11,072
Edison International	5.750%	6/15/27	10,405	11,384
Edison International	4.125%	3/15/28	7,470	7,499
Emera US Finance LP	3.550%	6/15/26	13,346	13,894
Enel Americas SA	4.000%	10/25/26	9,089	9,412
Enel Chile SA	4.875%	6/12/28	16,100	17,700
Entergy Arkansas Inc.	3.500%	4/1/26	8,554	9,066
Entergy Corp.	2.950%	9/1/26	10,210	10,375
Entergy Louisiana LLC	2.400%	10/1/26	12,644	12,616

Entergy Louisiana LLC	3.120%	9/1/27	8,620	8,968
Entergy Louisiana LLC	3.250%	4/1/28	9,437	9,930
Entergy Mississippi Inc.	2.850%	6/1/28	7,621	7,811
Evergy Inc.	2.900%	9/15/29	9,920	9,874
Eversource Energy	3.150%	1/15/25	7,487	7,724
Eversource Energy	3.300%	1/15/28	8,081	8,393
Eversource Energy	4.250%	4/1/29	6,702	7,404
Exelon Corp.	3.950%	6/15/25	12,898	13,840
Exelon Corp.	3.400%	4/15/26	12,190	12,727
FirstEnergy Corp.	3.900%	7/15/27	23,034	24,683
Florida Power & Light Co.	3.125%	12/1/25	10,345	10,922
Fortis Inc.	3.055%	10/4/26	15,101	15,504
Georgia Power Co.	3.250%	4/1/26	6,427	6,629
Georgia Power Co.	3.250%	3/30/27	7,738	8,007
Georgia Power Co.	2.650%	9/15/29	12,950	12,778
Gulf Power Co.	3.300%	5/30/27	6,085	6,405
Indiana Michigan Power Co.	3.850%	5/15/28	12,050	13,209
Interstate Power & Light Co.	3.250%	12/1/24	9,288	9,703
Interstate Power & Light Co.	4.100%	9/26/28	8,816	9,680
Interstate Power & Light Co.	3.600%	4/1/29	6,775	7,260
ITC Holdings Corp.	3.250%	6/30/26	10,918	11,279
ITC Holdings Corp.	3.350%	11/15/27	9,330	9,717
Kansas City Power & Light Co.	3.650%	8/15/25	495	527
Louisville Gas & Electric Co.	3.300%	10/1/25	5,545	5,828
MidAmerican Energy Co.	3.100%	5/1/27	7,544	7,892
MidAmerican Energy Co.	3.650%	4/15/29	10,325	11,339
Mississippi Power Co.	3.950%	3/30/28	2,250	2,442
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	4,302	4,417
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	7,411	7,733
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	6,189	6,466
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	18,409	19,668
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	5,665	6,230
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	9,924	10,865
1 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	4,775	5,139
Nevada Power Co.	3.700%	5/1/29	9,825	10,721
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	7,841	8,134
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	11,201	11,942
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	8,700	9,202
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	9,300	9,253
1 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	7,850	8,046
1 NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	4,275	4,740
NSTAR Electric Co.	3.200%	5/15/27	9,705	10,201
NSTAR Electric Co.	3.250%	5/15/29	1,900	2,018
Oklahoma Gas & Electric Co.	3.800%	8/15/28	6,130	6,676
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	7,997	8,215
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,229	9,011
Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,645	3,329
PacifiCorp	3.500%	6/15/29	8,100	8,770
PECO Energy Co.	3.150%	10/15/25	6,210	6,468
PPL Capital Funding Inc.	3.100%	5/15/26	15,161	15,446

Public Service Co. of Colorado	3.700%	6/15/28	6,450	7,096
Public Service Electric & Gas Co.	3.000%	5/15/25	9,424	9,826
Public Service Electric & Gas Co.	2.250%	9/15/26	8,218	8,169
Public Service Electric & Gas Co.	3.000%	5/15/27	4,025	4,185
Public Service Electric & Gas Co.	3.700%	5/1/28	4,550	4,976
Public Service Electric & Gas Co.	3.650%	9/1/28	4,894	5,355
Public Service Electric & Gas Co.	3.200%	5/15/29	6,030	6,443
Puget Energy Inc.	3.650%	5/15/25	10,385	10,720
San Diego Gas & Electric Co.	2.500%	5/15/26	4,687	4,674
Scottish Power Ltd.	5.810%	3/15/25	2,735	3,132
Sierra Pacific Power Co.	2.600%	5/1/26	7,470	7,556
Southern California Edison Co.	3.700%	8/1/25	5,025	5,298
Southern California Edison Co.	3.650%	3/1/28	6,200	6,587
Southern California Edison Co.	4.200%	3/1/29	4,500	4,924
Southern California Edison Co.	6.650%	4/1/29	6,003	7,079
Southern California Edison Co.	2.850%	8/1/29	8,100	8,150
Southern Co.	3.250%	7/1/26	16,946	17,551
Southern Power Co.	4.150%	12/1/25	5,901	6,366
Southwestern Electric Power Co.	2.750%	10/1/26	6,582	6,589
Southwestern Electric Power Co.	4.100%	9/15/28	13,564	14,908
Tucson Electric Power Co.	3.050%	3/15/25	4,500	4,640
Union Electric Co.	2.950%	6/15/27	6,275	6,426
Union Electric Co.	3.500%	3/15/29	7,700	8,327
Virginia Electric & Power Co.	3.100%	5/15/25	5,012	5,208
Virginia Electric & Power Co.	3.150%	1/15/26	16,463	17,146
Virginia Electric & Power Co.	2.950%	11/15/26	10,377	10,730
Virginia Electric & Power Co.	3.500%	3/15/27	12,128	12,946
Virginia Electric & Power Co.	3.800%	4/1/28	16,858	18,362
Virginia Electric & Power Co.	2.875%	7/15/29	8,900	9,098
WEC Energy Group Inc.	3.550%	6/15/25	8,042	8,542
Westar Energy Inc.	2.550%	7/1/26	8,249	8,306
Westar Energy Inc.	3.100%	4/1/27	8,597	8,927
Wisconsin Power & Light Co.	3.050%	10/15/27	3,600	3,731
Wisconsin Power & Light Co.	3.000%	7/1/29	725	750
Xcel Energy Inc.	3.300%	6/1/25	5,856	6,081
Xcel Energy Inc.	3.350%	12/1/26	6,255	6,547
Xcel Energy Inc.	4.000%	6/15/28	7,835	8,609

Natural Gas (0.4%)
Atmos Energy Corp.	3.000%	6/15/27	7,968	8,276
Atmos Energy Corp.	2.625%	9/15/29	4,475	4,541
CenterPoint Energy Resources Corp.	4.000%	4/1/28	5,480	5,906
NiSource Finance Corp.	3.490%	5/15/27	13,518	14,095
NiSource Inc.	2.950%	9/1/29	13,400	13,385
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	6,120	6,519
Sempra Energy	3.750%	11/15/25	5,286	5,589
Sempra Energy	3.250%	6/15/27	15,081	15,480
Sempra Energy	3.400%	2/1/28	20,208	20,938
Southern California Gas Co.	3.200%	6/15/25	2,225	2,308
Southern California Gas Co.	2.600%	6/15/26	7,275	7,326
Southern Co. Gas Capital Corp.	3.250%	6/15/26	9,467	9,797
Southwest Gas Corp.	3.700%	4/1/28	4,095	4,387

Other Utility (0.2%)
American Water Capital Corp.	3.400%	3/1/25	10,960	11,504
American Water Capital Corp.	2.950%	9/1/27	8,590	8,784
American Water Capital Corp.	3.750%	9/1/28	8,900	9,645

American Water Capital Corp.	3.450%	6/1/29	8,300	8,832
Aqua America Inc.	3.566%	5/1/29	3,550	3,778
United Utilities plc	6.875%	8/15/28	2,312	2,835
				1,434,955
Total Corporate Bonds (Cost $25,730,192)				26,882,295

			Shares
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
4 Vanguard Market Liquidity Fund (Cost
$338,943)	1.841%		3,389,080	338,976
Total Investments (100.4%) (Cost $26,302,643)				27,454,852
Other Assets and Liabilities-Net (-0.4%)				(111,747)
Net Assets (100%)				27,343,105

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, the aggregate value of these securities was $865,962,000, representing 3.2% of net assets.
3 Securities with a value of $2,048,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Intermediate-Term Corporate Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

		Number of		Value and
		(Long		Unrealized
		Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2020	225	31,999	(134)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Intermediate-Term Corporate Bond Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	233,581	—
Corporate Bonds	—	26,882,295	—
Temporary Cash Investments	338,976	—	—
Futures Contracts—Assets[1]	328	—	—
Futures Contracts—Liabilities[1]	(492)	—	—
Total	338,812	27,115,876	—
1 Represents variation margin on the last day of the reporting period.